UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-2668
Oppenheimer AMT-Free Municipals
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Arthur S. Gabinet
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: July 31
Date of reporting period: 1/31/2012

Item 1. Reports to Stockholders.
January 31, 2012
MANAGEMENT COMMENTARY
An Interview with Your Fund’s Portfolio Managers
SEMIANNUAL REPORT
Listing of Top Holdings Financial Statements
“We hope that the recent strength of the municipal bond market has renewed investors’ confidence in the market’s powerful ability to help investors earn tax-advantaged income.”
Dan Loughran, Senior Vice President, Senior Portfolio Manager and Team Leader,OppenheimerFunds/Rochester

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

Tobacco—Master Settlement Agreement	16.0%
Hospital/Healthcare	12.3
Special Assessment	12.2
Higher Education	6.8
Tax Increment Financing (TIF)	6.7
General Obligation	5.4
Diversified Financial Services	4.6
Municipal Leases	4.1
Special Tax	3.2
Sales Tax Revenue	3.2
Portfolio holdings are subject to change. Percentages are as of January 31, 2012, and are based on total assets.

Credit Rating Breakdown	NRSRO Only Total

AAA	9.0%
AA	20.6
A	11.2
BBB	14.3
BB and lower	16.5
Unrated	28.4

Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of January 31, 2012, and are subject to change. All securities except for those labeled “unrated” have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Manager”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. Unrated securities do not necessarily indicate low credit quality.
For the purposes of this Credit Allocation table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Securities not rated by an NRSRO may or may not be equivalent of investment grade. For further details, please consult the Fund’s prospectus or Statement of Additional Information.
11 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This semiannual report must be preceded or accompanied by the current prospectus of Oppenheimer AMT-Free Municipals. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 10/27/76. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 3/16/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class C returns include the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 11/29/10. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
12 | OPPENHEIMER AMT-FREE MUNICIPALS

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2012.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
13 | OPPENHEIMER AMT-FREE MUNICIPALS

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	August 1, 2011	January 31, 2012	January 31, 2012

Class A	$1,000.00	$1,113.30	$5.48
Class B	1,000.00	1,107.50	10.06
Class C	1,000.00	1,107.90	9.63
Class Y	1,000.00	1,113.10	4.15

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.96	5.24
Class B	1,000.00	1,015.63	9.62
Class C	1,000.00	1,016.04	9.21
Class Y	1,000.00	1,021.22	3.97
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2012 are as follows:

Class	Expense Ratios
|
Class A	1.03%
Class B	1.89
Class C	1.81
Class Y	0.78
The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
14 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS January 31, 2012 / Unaudited

Principal
Amount		Coupon	Maturity	Value

Municipal Bonds and Notes—115.5%
Alabama—1.8%
$30,000	AL 21st Century Authority Tobacco Settlement[1]	5.500%	12/01/2021	$30,278
1,170,000	AL Space Science Exhibit Finance Authority[1]	6.000	10/01/2025	1,014,472
35,000	Birmingham, AL Baptist Medical Centers (Baptist Health System)[1]	5.625	11/15/2015	35,427
45,000	Birmingham, AL Baptist Medical Centers (Baptist Health System)[1]	5.875	11/15/2024	45,401
20,000,000	Birmingham, AL Commercial Devel. Authority (Civic Center Improvements)	5.500	04/01/2041	22,093,000
410,000	Birmingham, AL Private Educational Building Authority (Birmingham-Southern College)	6.125	12/01/2025	315,946
90,000	Birmingham, AL Special Care Facilities Financing Authority (Daughters of Charity)[1]	5.000	11/01/2025	90,339
225,000	Cooperative District, AL Fort Deposit[1]	6.000	02/01/2036	175,205
3,500,000	Cullman County, AL Health Care Authority (Cullman Regional Medical Center)[1]	6.750	02/01/2029	3,580,115
6,250,000	Cullman County, AL Health Care Authority (Cullman Regional Medical Center)[1]	7.000	02/01/2036	6,416,500
265,000	Greater Montgomery, AL Educational Building Authority (Huntingdon College)[1]	5.100	05/01/2016	273,387
10,000	Jefferson County, AL Sewer	4.500	02/01/2012	6,500
100,000	Jefferson County, AL Sewer	5.000	02/01/2018	60,310
150,000	Jefferson County, AL Sewer	5.000	02/01/2020	89,025
4,060,000	Jefferson County, AL Sewer	5.375	02/01/2027	2,414,523
35,000	Jefferson County, AL Sewer	5.625	02/01/2018	20,785
280,000	Jefferson County, AL Sewer	5.625	02/01/2022	166,267
1,950,000	Tuscaloosa, AL Educational Building Authority (Stillman College)[1]	5.000	06/01/2026	1,547,891
5,000,000	Tuscaloosa, AL Educational Building Authority (Stillman College)[1]	5.250	06/01/2037	3,687,050

				42,062,421
Alaska—0.4%
8,000,000	AK HFC, Series A2	5.000	12/01/2033	8,027,600
750,000	AK Industrial Devel. & Export Authority (Anchorage Sportsplex/Grace Community Church Obligated Group)[3]	6.150	08/01/2031	210,810
600,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)	5.875	12/01/2027	359,994
90,000	AK Northern Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2032	73,957

				8,672,361
15 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Arizona—3.4%
$831,000	Buckeye, AZ Watson Road Community Facilities District[1]	5.750%	07/01/2022	$789,733
200,000	Centerra, AZ Community Facilities District[1]	5.150	07/15/2031	164,788
250,950	Central AZ Irrigation & Drain District, Series A1	6.000	06/01/2013	251,575
305,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.450	07/15/2021	308,721
200,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.625	07/15/2025	200,646
450,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.800	07/15/2030	444,965
1,015,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.900	07/15/2022	1,047,856
330,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	6.125	07/15/2027	336,950
500,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	6.200	07/15/2032	504,805
471,000	Festival Ranch, AZ Community Facilities District[1]	5.750	07/01/2032	412,587
595,000	Festival Ranch, AZ Community Facilities District[1]	5.800	07/15/2032	613,600
250,000	Gladden Farms, AZ Community Facilities District[1]	5.500	07/15/2031	255,180
800,000	Litchfield Park, AZ Community Facility District[1]	6.375	07/15/2026	800,024
830,000	Maricopa County, AZ IDA (Christian Care Apartments)[1]	6.500	01/01/2036	840,101
2,000,000	Maricopa County, AZ IDA (Christian Care Mesa II)	6.625	01/01/2034	1,517,980
500,000	Maricopa County, AZ IDA (Immanuel Campus Care)[1]	8.500	04/20/2041	439,315
1,355,000	Maricopa County, AZ IDA (Sun King Apartments)[1]	6.750	11/01/2018	1,194,243
785,000	Maricopa County, AZ IDA (Sun King Apartments)[1]	6.750	05/01/2031	571,315
640,000	Maricopa County, AZ School District No. 24 (Gila Bend)[1]	5.500	07/01/2022	657,741
200,000	Marley Park, AZ Community Facilities District[1]	5.300	07/15/2031	169,988
439,000	Merrill Ranch, AZ Community Facilities District No. 1 Special Assessment Lien[1]	5.300	07/01/2030	364,366
375,000	Palm Valley, AZ Community Facility District No. 3[1]	5.300	07/15/2031	318,728
980,000	Palm Valley, AZ Community Facility District No. 3[1]	5.800	07/15/2032	878,501
750,000	Phoenix, AZ IDA (Career Success Schools)[1]	7.000	01/01/2029	756,270
500,000	Phoenix, AZ IDA (Espiritu Community Devel. Corp.)[1]	6.250	07/01/2036	424,060
1,000,000	Phoenix, AZ IDA (Great Hearts Academies)[1]	6.300	07/01/2042	1,008,120
1,335,000	Pima County, AZ IDA (Arizona Charter School)[1]	6.500	07/01/2023	1,336,936
1,280,000	Pima County, AZ IDA (Arizona Charter School)[1]	6.750	07/01/2031	1,280,717
115,000	Pima County, AZ IDA (CECS/TAT/EICS Obligated Group)[1]	6.300	07/01/2031	124,122
365,000	Pima County, AZ IDA (CECS/TAT/EICS Obligated Group)[1]	6.300	07/01/2031	352,929
1,500,000	Pima County, AZ IDA (Center for Academic Success)[1]	5.500	07/01/2037	1,306,185
1,560,000	Pima County, AZ IDA (Christian Senior Living)[1]	5.050	01/01/2037	1,552,262
500,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)[1]	6.250	06/01/2026	461,255
1,200,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)[1]	6.375	06/01/2036	1,060,164
12,400,000	Pima County, AZ IDA (Metro Police Facility)[2]	5.375	07/01/2039	13,274,944
500,000	Pima County, AZ IDA (P.L.C. Charter Schools)	6.750	04/01/2036	477,360
16 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Arizona Continued
$170,000	Pima County, AZ IDA (Paradise Education Center)[1]	5.875%		06/01/2033	$154,539
250,000	Pima County, AZ IDA (Paradise Education Center)[1]	6.000		06/01/2036	228,273
2,845,000	Pima County, AZ IDA (Phoenix Advantage Charter School)	5.600		07/01/2023	1,857,984
500,000	Pima County, AZ IDA (Sonoran Science Academy)[1]	5.670		12/01/2027	439,950
650,000	Pima County, AZ IDA (Sonoran Science Academy)[1]	5.750		12/01/2037	536,809
500,000	Quail Creek, AZ Community Facilities District[1]	5.550		07/15/2030	437,200
620,000	Quailwood Meadows, AZ Community Facilities District[1]	6.000		07/15/2022	622,641
1,350,000	Quailwood Meadows, AZ Community Facilities District[1]	6.125		07/15/2029	1,352,538
1,000,000	Rio Rico, AZ Fire District[1]	7.000		07/01/2030	1,133,020
460,000	Salt Verde, AZ Financial Corp.[1]	5.250		12/01/2028	476,302
100,000	Salt Verde, AZ Financial Corp.[1]	5.500		12/01/2029	106,000
29,030,000	Salt Verde, AZ Financial Corp.[1]	5.500		12/01/2037	26,723,567
55,000	Show Low Bluff, AZ Community Facilities District Special Assessment	5.200		07/01/2017	54,052
1,655,000	Tartesso West, AZ Community Facilities District[1]	5.900		07/15/2032	1,501,830
3,000,000	Verrado, AZ Community Facilities District No. 1[1]	5.350		07/15/2031	2,566,020
4,775,000	Verrado, AZ Community Facilities District No. 1[1]	6.500		07/15/2027	4,780,014
1,775,000	Vistancia, AZ Community Facilities District[1]	6.750		07/15/2022	1,803,116
500,000	Westpark, AZ Community Facilities District[1]	5.250		07/15/2031	422,275

					81,695,162
Arkansas—0.1%
300,000	Arkadelphia, AR Public Education Facilities Board (Ouachita Baptist University)[1]	5.375		03/01/2038	316,071
2,480,000	Cave Springs, AR Municipal Property (Creeks Special Sewer District)[3]	6.250		02/01/2038	1,972,071

					2,288,142
California—20.5%
675,000	Adelanto, CA Public Utility Authority[1]	6.750		07/01/2039	719,442
830,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)[1]	6.000		09/01/2029	855,124
1,615,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)[1]	6.250		09/01/2040	1,663,757
1,400,000	Antelope Valley, CA Healthcare District[1]	5.250		09/01/2017	1,408,988
20,000	Beaumont, CA Financing Authority, Series B1	5.875		09/01/2023	20,710
2,340,000	Bonita Canyon, CA Public Facilities Financing Authority[1]	5.000		09/01/2025	2,416,214
1,000,000	Bonita Canyon, CA Public Facilities Financing Authority[1]	5.000		09/01/2026	1,032,040
2,000,000	Bonita Canyon, CA Public Facilities Financing Authority[1]	5.000		09/01/2028	2,052,520
7,000,000	CA County Tobacco Securitization Agency	6.500	[4]	06/01/2046	241,150
6,000,000	CA County Tobacco Securitization Agency	6.650	[4]	06/01/2046	184,980
17 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$129,820,000	CA County Tobacco Securitization Agency	6.700%[4]		06/01/2050	$2,573,032
7,580,000	CA County Tobacco Securitization Agency	7.234	[4]	06/01/2033	748,070
38,650,000	CA County Tobacco Securitization Agency	7.550	[4]	06/01/2055	318,476
8,000,000	CA County Tobacco Securitization Agency	7.750	[4]	06/01/2046	244,240
2,315,000	CA County Tobacco Securitization Agency (TASC)[1]	5.125		06/01/2038	1,671,708
9,060,000	CA County Tobacco Securitization Agency (TASC)[1]	5.125		06/01/2038	6,542,407
100,000	CA County Tobacco Securitization Agency (TASC)[1]	5.450		06/01/2028	80,425
10,200,000	CA County Tobacco Securitization Agency (TASC)[1]	5.600		06/01/2036	8,012,508
160,000	CA County Tobacco Securitization Agency (TASC)[1]	5.700		06/01/2046	117,813
5,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2043	4,198,400
21,000,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2042	18,170,670
93,000,000	CA County Tobacco Securitization Agency (TASC)	6.650	[4]	06/01/2046	3,836,250
11,770,000	CA Dept. of Veterans Affairs Home Purchase[2]	4.500		12/01/2023	11,887,789
3,375,000	CA Enterprise Devel. Authority (Sunpower Corp.)[1]	8.500		04/01/2031	3,602,408
2,500,000	CA GO1	5.000		09/01/2032	2,782,550
4,335,000	CA Golden State Tobacco Securitization Corp.[1]	5.000		06/01/2036	3,121,027
75,970,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	0.000	[5]	06/01/2037	52,012,101
19,135,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	4.500		06/01/2027	15,688,212
364,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.982	[4]	06/01/2047	15,553,720
110,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	6.000	[4]	06/01/2047	1,898,600
20,000,000	CA Health Facilities Financing Authority (SJHS/SJHCN/SJHE/SJHO Obligated Group)[2]	5.750		07/01/2039	21,977,200
20,000,000	CA Health Facilities Financing Authority (Sutter Health/California Pacific Medical Center)[2]	5.250		11/15/2046	20,866,767
25,000	CA HFA (Home Mtg.)[1]	5.450		08/01/2033	25,324
590,000	CA Independent Cities Lease Finance Authority (Morgan Hill-Hacienda Valley)[1]	5.950		11/15/2039	592,791
15,000,000	CA M-S-R Energy Authority[1]	7.000		11/01/2034	19,190,700
250,000	CA Municipal Finance Authority (Harbor Regional Center)[1]	8.500		11/01/2039	287,245
8,750,000	CA Public Works[1]	6.625		11/01/2034	10,282,913
2,500,000	CA Public Works (Judicial Council)[1]	5.000		12/01/2031	2,706,750
15,000,000	CA Public Works (Regents University)[1]	5.000		12/01/2031	16,997,850
2,500,000	CA Public Works (Various Community Colleges)[1]	5.750		10/01/2030	2,840,150
7,000,000	CA Silicon Valley Tobacco Securitization Authority	9.800	[4]	06/01/2036	820,820
2,000,000	CA Statewide CDA (Aspire Public Schools)[1]	6.000		07/01/2040	2,075,400
1,605,000	Chino, CA Community Facilities District Special Tax No. 2005-1[1]	5.000		09/01/2027	1,497,770
4,990,000	Chino, CA Community Facilities District Special Tax No. 2005-1[1]	5.000		09/01/2036	4,278,376
200,000	Chino, CA Community Facilities District Special Tax No. 2009-19-1[1]	6.500		09/01/2029	206,106
18 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

California Continued
$500,000	Chino, CA Community Facilities District Special Tax No. 2009-19-1[1]	6.750%		09/01/2040	$515,225
2,000,000	Corona-Norco, CA Unified School District Public Financing Authority Special Tax[1]	5.000		09/01/2036	1,801,340
560,000	Coyote Canyon, CA Public Facilities Community Facilities District No. 2004-1[1]	6.625		09/01/2039	589,389
1,000,000	Davis, CA Special Tax Community Facilities District No. 2007-2[1]	5.200		09/01/2027	901,860
2,000,000	Davis, CA Special Tax Community Facilities District No. 2007-2[1]	5.250		09/01/2037	1,659,940
20,000,000	East Bay, CA Municipal Utility District (Water System)[2]	5.000		06/01/2036	23,096,600
970,000	Elk Grove, CA Special Tax Community Facilities District No. 2005-1X1	5.250		09/01/2037	677,332
2,700,000	Foothill, CA De Anza Community College District[1]	5.000		08/01/2036	3,035,394
420,000	Hemet, CA Unified School District[1]	5.050		09/01/2026	413,595
250,000	Hemet, CA Unified School District[1]	5.125		09/01/2036	229,250
500,000	Hemet, CA Unified School District Community Facilities District No. 2005-3[1]	5.750		09/01/2039	453,935
120,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	6.750	[4]	06/01/2047	2,817,600
360,655,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	7.000	[4]	06/01/2057	2,867,207
345,750,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	8.001	[4]	06/01/2057	2,748,713
1,000,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 4[1]	5.700		09/01/2034	1,005,320
175,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2028	180,327
155,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2029	159,706
135,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2030	139,092
150,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2031	154,536
205,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2032	211,191
25,000	Lake Elsinore, CA Public Financing Authority[1]	6.375		10/01/2033	25,635
1,270,000	Lake Elsinore, CA Special Tax[1]	5.150		09/01/2025	1,297,102
1,245,000	Lake Elsinore, CA Special Tax[1]	5.250		09/01/2030	1,252,719
2,450,000	Lake Elsinore, CA Special Tax[1]	5.250		09/01/2035	2,414,034
200,000	Lake Elsinore, CA Special Tax[1]	5.350		09/01/2036	190,742
650,000	Lake Elsinore, CA Unified School District Community Facilities District No. 04-3[1]	5.250		09/01/2029	618,443
1,000,000	Lancaster, CA Financing Authority (School District)[1]	5.000		02/01/2026	692,900
3,950,000	Loma Linda, CA Redevel. Agency Tax Allocation[1]	5.250		07/01/2030	4,004,629
680,000	Los Angeles, CA Community Facilities District Special Tax (Legends at Cascades)[1]	5.750		09/01/2040	691,472
19 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

California Continued
$2,150,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)	7.125%	12/01/2024	$1,941,192
2,000,000	Los Angeles, CA Unified School District[1]	5.200	07/01/2029	2,306,380
1,250,000	Lynwood, CA Redevel. Agency Tax Allocation[1]	7.000	09/01/2031	1,448,775
2,930,000	Marysville, CA (Fremont-Rideout Health)[1]	5.000	01/01/2029	3,072,720
365,000	Menifee, CA Union School District Special Tax Community Facilities District No. 2006-3[1]	5.000	09/01/2037	317,984
2,500,000	Modesto, CA Special Tax Community Facilities District No. 4[1]	5.150	09/01/2036	2,282,300
5,000,000	Moreno Valley, CA Community Redevel. Agency[1]	5.000	08/01/2032	5,051,450
630,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax[1]	5.000	09/01/2037	560,895
660,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-3[1]	5.000	09/01/2027	609,464
1,250,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-3[1]	5.000	09/01/2037	1,053,113
20,000,000	Northern CA Tobacco Securitization Authority (TASC)[1]	5.500	06/01/2045	13,561,400
1,000,000	Novato, CA Redevel. Agency (Hamilton Field Redevel.)[1]	6.750	09/01/2040	1,135,170
5,000,000	Oakland, CA GO1	5.000	01/15/2031	5,558,050
3,250,000	Oakland, CA GO1	6.000	01/15/2034	3,714,295
955,000	Orange, CA Community Facilities District Special Tax (Del Rio Public Improvements)[1]	5.750	10/01/2030	984,233
7,000,000	Palomar Pomerado, CA Health Care District COP[1]	6.625	11/01/2029	7,605,640
1,000,000	Palomar Pomerado, CA Health Care District COP[1]	6.750	11/01/2039	1,071,520
365,000	Perris, CA Community Facilities District Special Tax[1]	5.300	09/01/2035	345,900
555,000	Perris, CA Community Facilities District Special Tax No. 2001[1]	5.000	09/01/2026	540,409
1,550,000	Perris, CA Community Facilities District Special Tax No. 2001[1]	5.000	09/01/2037	1,379,981
645,000	Perris, CA Community Facilities District Special Tax No. 2005-1[1]	5.000	09/01/2037	558,138
1,260,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.350	09/01/2036	1,122,496
500,000	Riverside, CA Unified School District Special Tax Community Facilities District No. 15[1]	5.600	09/01/2034	502,330
1,000,000	Romoland, CA School District Special Tax Community Facilities District[1]	5.400	09/01/2036	954,440
1,000,000	Roseville, CA Natural Gas Finance Authority[1]	5.000	02/15/2025	1,035,410
345,000	San Bernardino, CA Special Tax Community Facilities District No. 2006-1 (Lytle Creek)[1]	5.625	09/01/2035	347,784
350,000	San Bernardino, CA Special Tax Community Facilities District No. 2006-1 (Lytle Creek)[1]	5.750	09/01/2040	353,521
20 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

California Continued
$20,390,000	San Diego, CA Unified School District[1]	0.000%[5]		07/01/2048	$7,768,386
22,550,000	San Diego, CA Unified School District	5.990	[4]	07/01/2039	5,571,429
15,985,000	San Diego, CA Unified School District	5.990	[4]	07/01/2040	3,721,947
10,720,000	San Francisco, CA City & County COP[1]	5.000		10/01/2033	11,469,650
250,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	6.750		08/01/2041	281,958
400,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	7.000		08/01/2041	450,312
5,000,000	San Gorgonio, CA Memorial Health Care District[1]	5.625		08/01/2038	5,143,800
1,620,000	San Gorgonio, CA Memorial Health Care District[1]	7.000		08/01/2027	1,867,747
2,050,000	San Jose, CA Airport[1]	5.000		03/01/2033	2,129,520
2,210,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.750		06/01/2026	2,435,133
7,000,000	Santa Rosa, CA Rancheria Tachi Yokut Tribe Enterprise[1]	6.625		03/01/2018	7,237,650
52,555,000	Silicon Valley CA Tobacco Securitization Authority	9.140	[4]	06/01/2047	2,201,003
32,445,000	Southern CA Tobacco Securitization Authority[1]	5.125		06/01/2046	22,217,363
13,675,000	Southern CA Tobacco Securitization Authority	6.400	[4]	06/01/2046	339,961
47,250,000	Southern CA Tobacco Securitization Authority	7.100	[4]	06/01/2046	1,082,970
11,930,000	Southern CA Tobacco Securitization Authority (TASC)[1]	5.000		06/01/2037	8,541,880
235,000	Temecula Valley, CA Unified School District Community Facilities District No. 2004[1]	5.000		09/01/2037	219,873
2,000,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	5.450		09/01/2026	1,415,220
1,000,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	5.500		09/01/2036	658,030
10,500,000	University of California (Regents Medical Center)[2]	5.000		05/15/2037	11,244,660
3,000,000	Val Verde, CA Unified School District[1]	5.500		08/01/2030	3,304,920
5,000,000	Vernon, CA Electric System[1]	5.500		08/01/2041	5,169,250
100,000	Victor Valley, CA Union High School District[1]	5.050		09/01/2025	93,637
1,160,000	Victor Valley, CA Union High School District[1]	5.100		09/01/2035	949,727
2,025,000	Westside, CA Union School District Community Facilities District Special Tax No. 2005-2[1]	5.000		09/01/2036	1,823,857

					489,901,594
Colorado—1.9%
500,000	Arkansas River, CO Power Authority[1]	6.000		10/01/2040	518,120
750,000	Arkansas River, CO Power Authority[1]	6.125		10/01/2040	795,428
35,000	CO Andonea Metropolitan District No. 2[1]	6.125		12/01/2025	31,508
1,000,000	CO Andonea Metropolitan District No. 3[1]	6.250		12/01/2035	823,960
2,800,000	CO Arista Metropolitan District[1]	6.750		12/01/2035	2,208,052
4,225,000	CO Broomfield Village Metropolitan District No. 2[1]	6.250		12/01/2032	3,720,493
925,000	CO Central Marksheffel Metropolitan District[1]	7.250		12/01/2029	937,950
21 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Colorado Continued
$500,000	CO Copperleaf Metropolitan District No. 2[1]	5.850%		12/01/2026	$373,605
625,000	CO Copperleaf Metropolitan District No. 2[1]	5.950		12/01/2036	424,206
294,000	CO Crystal Crossing Metropolitan District[1]	6.000		12/01/2036	220,844
10,000	CO Deer Creek Metropolitan District[1]	5.000		12/01/2026	10,014
125,000	CO E-470 Public Highway Authority	6.814	[4]	09/01/2025	60,016
495,000	CO Educational and Cultural Facilities Authority (Carbon Valley Academy Charter School)	5.625		12/01/2036	357,781
1,500,000	CO Educational and Cultural Facilities Authority (Free Horizon Charter School)[1]	6.125		06/15/2040	1,676,700
4,480,000	CO Educational and Cultural Facilities Authority (Rocky Mountain Academy of Evergreen)[1]	6.450		11/01/2040	4,898,880
500,000	CO Elbert and Highway 86 Metropolitan District[1]	5.750		12/01/2036	354,750
1,000,000	CO Elkhorn Ranch Metropolitan District	6.375		12/01/2035	861,050
500,000	CO Fallbrook Metropolitan District[1]	5.625		12/01/2026	423,220
750,000	CO Fossil Ridge Metropolitan District No. 1[1]	7.250		12/01/2040	772,538
10,000	CO Health Facilities Authority (Denver Options)[1]	5.375		02/01/2022	9,083
30,000	CO Health Facilities Authority (Denver Options)[1]	5.625		02/01/2032	25,610
10,000	CO Health Facilities Authority (National Jewish Medical & Research Center)[1]	5.375		01/01/2023	10,008
500,000	CO Heritage Todd Creek Metropolitan District[1]	5.500		12/01/2037	373,810
500,000	CO High Plains Metropolitan District[1]	6.250		12/01/2035	411,980
233,000	CO Horse Creek Metropolitan District[1]	5.750		12/01/2036	181,311
485,000	CO Huntington Trails Metropolitan District[1]	6.250		12/01/2036	491,189
439,000	CO International Center Metropolitan District No. 3[1]	6.500		12/01/2035	353,610
500,000	CO Liberty Ranch Metropolitan District	6.250		12/01/2036	410,750
625,000	CO Madre Metropolitan District No. 2[1]	5.500		12/01/2036	410,363
2,770,000	CO Murphy Creek Metropolitan District No. 3[6]	6.000		12/01/2026	1,376,662
2,850,000	CO Murphy Creek Metropolitan District No. 3[6]	6.125		12/01/2035	1,401,516
2,330,000	CO North Pines Metropolitan District[1]	6.750		12/01/2036	2,040,008
1,945,000	CO North Range Metropolitan District No. 1[1]	5.000		12/15/2024	1,628,101
1,250,000	CO North Range Metropolitan District No. 2[1]	5.500		12/15/2018	1,244,975
500,000	CO North Range Metropolitan District No. 2[1]	5.500		12/15/2037	451,575
1,000,000	CO Northwest Metropolitan District No. 3[1]	6.125		12/01/2025	943,400
1,875,000	CO Northwest Metropolitan District No. 3[1]	6.250		12/01/2035	1,710,844
750,000	CO Potomac Farms Metropolitan District[1]	7.250		12/01/2037	595,508
125,000	CO Potomac Farms Metropolitan District[1]	7.625		12/01/2023	125,808
450,000	CO Prairie Center Metropolitan District No. 3[1]	5.250		12/15/2021	420,012
800,000	CO Prairie Center Metropolitan District No. 3[1]	5.400		12/15/2031	685,040
736,000	CO Regency Metropolitan District[1]	5.750		12/01/2036	581,447
10,000	CO Ridges Metropolitan District Mesa County[1]	6.100		10/15/2013	10,032
22 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Colorado Continued
$1,000,000	CO Serenity Ridge Metropolitan District No. 2[6]	7.500%	12/01/2034	$480,710
373,000	CO Silver Peaks Metropolitan District[1]	5.750	12/01/2036	286,263
1,000,000	CO Sorrell Ranch Metropolitan District[3]	6.750	12/15/2036	956,060
540,000	CO Tallyns Reach Metropolitan District No. 3[1]	5.100	12/01/2026	542,025
500,000	CO Traditions Metropolitan District No. 2[1]	5.750	12/01/2036	451,205
1,092,000	CO Wheatlands Metropolitan District[1]	6.000	12/01/2025	971,268
500,000	CO Wheatlands Metropolitan District[1]	6.125	12/01/2035	412,215
250,000	CO Woodmen Heights Metropolitan District No. 1[6]	6.750	12/01/2020	136,268
4,500,000	CO Woodmen Heights Metropolitan District No. 1[6]	7.000	12/01/2030	2,354,175
175,000	Fairplay, CO Sanitation District[1]	5.250	12/15/2031	150,511
180,000	Jefferson County, CO (Section 14 Metropolitan District)[1]	5.000	12/01/2018	195,739
2,570,000	Loveland, CO Special Assessment[1]	5.625	07/01/2029	2,096,940
25,000	Public Authority for CO (Natural Gas Energy)	6.250	11/15/2028	28,867
500,000	Tabernash Meadows, CO Water & Sanitation District[1]	7.125	12/01/2034	543,900

				44,967,903
Connecticut—0.2%
75,000	CT Devel. Authority (Church Homes)[1]	5.800	04/01/2021	75,120
785,000	CT H&EFA (Bridgeport Hospital)[1]	6.625	07/01/2018	791,092
25,000	CT H&EFA (Bridgeport Hospital/Bridgeport Hospital Foundation Obligated Group)[1]	5.250	07/01/2015	25,059
10,000	CT H&EFA (DKH)[1]	5.375	07/01/2016	10,033
220,000	CT H&EFA (DKH/CHHC/HNE Obligated Group)[1]	5.375	07/01/2026	220,392
500,000	Georgetown, CT Special Taxing District[6]	5.125	10/01/2036	252,055
10,150,000	Mashantucket, CT Western Pequot Tribe, Series B6	5.750	09/01/2027	3,749,918

				5,123,669
Delaware—0.3%
3,883,000	Bridgeville, DE Special Obligation (Heritage Shores)[1]	5.450	07/01/2035	2,927,937
1,000,000	Kent County, DE Student Hsg. (Delaware State University Student Hsg. Foundation)[1]	5.000	07/01/2025	823,940
630,000	Kent County, DE Student Hsg. (Delaware State University Student Hsg. Foundation)[1]	5.000	07/01/2030	490,316
2,310,000	Millsboro, DE Special Obligation (Plantation Lakes)[1]	5.450	07/01/2036	1,795,794

				6,037,987
District of Columbia—0.6%
2,000,000	District of Columbia Center for Strategic & International Studies[1]	6.375	03/01/2031	2,087,940
2,100,000	District of Columbia Center for Strategic & International Studies[1]	6.625	03/01/2041	2,229,990
825,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.750	05/15/2040	834,727
23 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

District of Columbia Continued
$72,125,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	6.375%[4]		06/15/2046	$2,403,205
400,000	District of Columbia University (Gallaudet University)[1]	5.500		04/01/2034	446,132
6,500,000	Metropolitan Washington D.C. Airport Authority (Dulles Toll Road)	1.060	[4]	10/01/2041	5,919,810

					13,921,804
Florida—13.9%
770,000	Aberdeen, FL Community Devel. District[3]	5.250		11/01/2015	401,486
670,000	Aberdeen, FL Community Devel. District[3]	5.500		05/01/2036	339,248
100,000	Alachua County, FL Health Facilities Authority (Shands Teaching Hospital & Clinics/Shands at Lake Shore Obligated Group)[1]	6.750		12/01/2030	115,873
2,000,000	Amelia Concourse, FL Community Devel. District[3]	5.750		05/01/2038	778,400
1,120,000	Arlington Ridge, FL Community Devel. District	5.500		05/01/2036	443,531
105,000	Atlantic Beach, FL Health Care Facilities (Fleet Landing)[1]	6.000		10/01/2029	100,605
1,295,000	Avelar Creek, FL Community Devel. District[1]	5.375		05/01/2036	1,158,766
435,000	Avignon Villages, FL Community Devel. District[3]	5.300		05/01/2014	108,711
250,000	Avignon Villages, FL Community Devel. District[3]	5.400		05/01/2037	62,478
1,570,000	Bainebridge, FL Community Devel. District[6]	5.500		05/01/2038	936,364
65,000	Baker County, FL Hospital Authority[1]	5.300		12/01/2023	57,328
1,740,000	Bay Laurel Center, FL Community Devel. District[1]	5.450		05/01/2037	1,574,387
1,460,000	Baywinds, FL Community Devel. District[1]	5.250		05/01/2037	755,287
50,000	Boynton Beach, FL Multifamily Hsg. (Clipper Cove Apartments)[1]	5.300		01/01/2023	42,594
1,925,000	Boynton Village, FL Community Devel. District Special Assessment[3]	6.000		05/01/2038	1,618,482
2,450,000	Brevard County, FL Industrial Devel. Revenue (Tuff Florida Tech)[1]	6.500		11/01/2029	2,585,265
11,000,000	Brevard County, FL Industrial Devel. Revenue (Tuff Florida Tech)[1]	6.750		11/01/2039	11,626,010
25,000	Broward County, FL Educational Facilities Authority (Nova Southeastern University)[1]	5.625		04/01/2034	25,413
200,000	Cape Coral, FL Health Facilities Authority (Gulf Care)[1]	5.625		10/01/2027	199,714
380,000	Cape Coral, FL Health Facilities Authority (Gulf Care)[1]	6.000		10/01/2025	380,418
1,280,000	Cascades, FL Groveland Community Devel. District[1]	5.300		05/01/2036	949,197
3,400,000	Chapel Creek, FL Community Devel. District Special Assessment[3]	5.500		05/01/2038	1,428,272
1,675,000	Clearwater Cay, FL Community Devel. District[3]	5.500		05/01/2037	638,192
1,245,000	Connerton West, FL Community Devel. District[3]	5.125		05/01/2016	485,562
1,415,000	Copperstone, FL Community Devel. District[1]	5.200		05/01/2038	1,091,333
4,365,000	Creekside, FL Community Devel. District[3]	5.200		05/01/2038	1,833,344
875,000	Crosscreek, FL Community Devel. District[3]	5.500		05/01/2017	376,521
24 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$415,000	Crosscreek, FL Community Devel. District[3]	5.600%	05/01/2039	$178,579
5,620,000	Cypress Creek of Hillsborough County, FL Community Devel. District[1]	5.350	05/01/2037	2,767,063
955,000	Dade County, FL IDA (Miami Cerebral Palsy Residence)[1]	8.000	06/01/2022	950,540
10,000	Dania, FL Sales Tax[1]	5.000	10/01/2025	10,010
25,000	Destin, FL Community Redevel. Agency (Town Center Area)[1]	5.300	05/01/2027	22,300
1,735,000	Dupree Lakes, FL Community Devel. District[1]	5.375	05/01/2037	1,498,086
835,000	Durbin Crossing, FL Community Devel. District Special Assessment[3]	5.250	11/01/2015	656,920
265,000	East Homestead FL Community Devel. District[1]	7.250	05/01/2021	278,995
2,400,000	East Homestead, FL Community Devel. District[1]	5.375	05/01/2036	1,794,792
1,290,000	East Homestead, FL Community Devel. District[1]	5.450	05/01/2036	1,190,541
25,000	Enterprise, FL Community Devel. District[1]	5.700	05/01/2029	25,078
630,000	Escambia County, FL Health Facilities Authority[1]	5.950	07/01/2020	655,055
2,345,000	Escambia County, FL Health Facilities Authority (Baptist Manor/Baptist Hospital Obligated Group)[1]	6.000	08/15/2036	2,512,199
10,000	Escambia County, FL Utilities Authority[1]	6.250	01/01/2015	10,761
7,470,000	Fiddler’s Creek, FL Community Devel. District No. 2[3]	6.000	05/01/2038	3,623,025
2,550,000	FL Capital Trust Agency (American Opportunity)[6]	5.875	06/01/2038	1,453,679
5,665,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[3]	7.000	07/15/2032	2,549,250
1,875,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[3]	8.260	07/15/2038	843,750
750,000	FL Capital Trust Agency (Miami Community Charter School)[1]	7.000	10/15/2040	732,675
10,440,000	FL COP (Dept. of Management Services)[2]	5.250	08/01/2028	11,794,903
15,000	FL Correctional Private Commission (350 Bed Youthful) COP[1]	5.000	08/01/2017	15,231
225,000	FL Gateway Services Community Devel. District (Sun City Center)[1]	6.500	05/01/2033	225,063
1,250,000	FL Higher Educational Facilities Financial Authority (Bethune-Cookman University)[1]	5.375	07/01/2032	1,375,038
1,100,000	FL Lake Ashton II Community Devel. District[6]	5.375	05/01/2036	876,502
1,000,000	FL New Port Tampa Bay Community Devel. District[3]	5.300	11/01/2012	201,510
7,220,000	FL New Port Tampa Bay Community Devel. District[3]	5.875	05/01/2038	1,454,902
500,000	FL Parker Road Community Devel. District	5.350	05/01/2015	255,035
475,000	FL Parker Road Community Devel. District	5.600	05/01/2038	242,283
950,000	FL Principal One Community Devel. District[1]	5.650	05/01/2035	939,009
3,935,000	Flora Ridge, FL Educational Facilities Benefit District[1]	5.300	05/01/2037	3,268,057
1,875,000	Fontainbleau Lakes, FL Community Devel. District[3]	6.000	05/01/2015	1,351,706
890,000	Fontainbleau Lakes, FL Community Devel. District[3]	6.000	05/01/2038	641,610
466,868	Forest Creek, FL Community Devel. District[6]	5.450	05/01/2036	299,795
25 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESMENS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$150,000	Forest Creek, FL Community Devel. District[1]	5.450%	05/01/2036	$141,153
3,580,000	Greater Lakes/Sawgrass Bay, FL Community Devel. District[3]	5.500	05/01/2038	1,543,374
16,000,000	Greater Orlando, FL Aviation Authority[2]	5.000	10/01/2032	17,510,720
1,280,000	Harrison Ranch, FL Community Devel. District[1]	5.300	05/01/2038	1,174,810
195,000	Heritage Isles, FL Community Devel. District[3]	7.100	10/01/2023	36,758
1,215,000	Heritage Plantation, FL Community Devel. District[6]	5.400	05/01/2037	486,863
10,000	Hialeah, FL Hsg. Authority[1]	5.800	06/20/2033	10,212
310,000	Highland Meadows, FL Community Devel. District Special Assessment, Series A3	5.500	05/01/2036	122,577
3,820,000	Highlands, FL Community Devel. District[3]	5.550	05/01/2036	2,306,478
515,000	Highlands, FL Community Devel. District[1]	7.090	05/01/2020	257,763
745,000	Hillsborough County, FL IDA (Senior Care Group)[1]	6.750	07/01/2029	744,888
25,000	Hillsborough County, FL IDA (Tampa General Hospital)[1]	5.400	10/01/2028	25,421
855,000	Indigo, FL Community Devel. District	5.750	05/01/2036	477,714
35,000	Jacksonville, FL Health Facilities Authority (Daughters of Charity Health Services of Austin)[1]	5.250	08/15/2027	35,140
25,000	Jacksonville, FL Sales Tax[1]	5.000	10/01/2030	25,021
250,000	Lakeside Landings, FL Devel. District[3]	5.500	05/01/2038	102,628
4,830,000	Lakewood Ranch, FL Stewardship District[1]	5.500	05/01/2036	3,410,173
3,810,000	Lakewood Ranch, FL Stewardship District (Country Club East Investors)[1]	5.400	05/01/2037	2,847,099
4,500,000	Lee County, FL IDA (Cypress Cove Healthpark)[1]	6.750	10/01/2032	3,355,650
500,000	Legends Bay, FL Community Devel. District	5.500	05/01/2014	414,720
500,000	Legends Bay, FL Community Devel. District	5.875	05/01/2038	346,020
1,975,000	Lucaya, FL Community Devel. District[1]	5.375	05/01/2035	1,678,849
530,000	Madison County, FL Mtg. (Twin Oaks)[1]	6.000	07/01/2025	495,773
1,775,000	Magnolia Creek, FL Community Devel. District[3]	5.900	05/01/2039	710,195
1,425,000	Magnolia West, FL Community Devel. District Special Assessment[3]	5.350	05/01/2037	785,047
8,805,000	Meadow Pines, FL Community Devel. District Special Assessment[1]	6.250	05/01/2034	8,000,223
50,000	Miami, FL Health Facilities Authority (Catholic Health East)[1]	5.250	11/15/2028	51,209
1,000,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.500	10/01/2029	1,138,330
7,025,000	Miromar Lakes, FL Community Devel. District[1]	6.875	05/01/2035	6,454,219
3,300,000	Miromar Lakes, FL Community Devel. District[1]	7.375	05/01/2032	3,216,675
3,730,000	Monterey/Congress, FL Community Devel. District Special Assessment[1]	5.375	05/01/2036	3,137,228
9,215,000	Moody River, FL Estates Community Devel. District[1]	5.350	05/01/2036	6,002,467
10,655,000	Myrtle Creek, FL Improvement District Special Assessment[1]	5.200	05/01/2037	8,731,240
26 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$580,000	Naturewalk, FL Community Devel. District[6]	5.300%	05/01/2016	$290,644
485,000	Naturewalk, FL Community Devel. District[3]	5.500	05/01/2038	243,038
460,000	Oak Creek, FL Community Devel. District Special Assessment[1]	5.800	05/01/2035	431,006
7,195,000	Oakland, FL Charter School[1]	6.950	12/01/2032	7,030,954
1,345,000	Oakmont Grove, FL Community Devel. District Special Assessment[3]	5.250	05/01/2012	470,763
500,000	Oakmont Grove, FL Community Devel. District Special Assessment[3]	5.400	05/01/2038	175,005
300,000	Orange County, FL Health Facilities Authority (GF Orlando/CFGH Obligated Group)[1]	8.875	07/01/2021	301,317
800,000	Orange County, FL Health Facilities Authority (GF Orlando/CFGH Obligated Group)[1]	9.000	07/01/2031	802,712
250,000	Orange County, FL Health Facilities Authority (Orlando Lutheran Tower)[1]	5.500	07/01/2032	223,238
10,000,000	Orange County, FL School Board COP[2]	5.500	08/01/2034	11,152,200
450,000	Palace Coral Gables, FL Community Devel. District Special Assessment[1]	5.000	05/01/2032	500,112
1,000,000	Palace Coral Gables, FL Community Devel. District Special Assessment[1]	5.625	05/01/2042	1,131,430
1,250,000	Palm Bay, FL Educational Facilities (Patriot Charter School)[3]	7.000	07/01/2036	337,563
50,000	Palm Beach County Plantation, FL Community Devel. District Special Assessment[1]	6.250	05/01/2034	51,801
125,000	Palm Beach County, FL Health Facilities Authority (Boca Raton Community Hospital)[1]	5.500	12/01/2021	125,860
25,000	Palm Beach County, FL Health Facilities Authority (Boca Raton Community Hospital)[1]	5.625	12/01/2031	25,065
2,005,000	Palm Coast Park, FL Community Devel. District Special Assessment[1]	5.700	05/01/2037	1,294,428
2,300,000	Palm Glades, FL Community Devel. District[1]	5.300	05/01/2036	1,892,647
1,065,000	Palm Glades, FL Community Devel. District Special Assessment[1]	7.250	08/01/2016	1,025,819
460,000	Palm River, FL Community Devel. District[3]	5.150	05/01/2013	183,223
510,000	Palm River, FL Community Devel. District[3]	5.375	05/01/2036	203,138
4,425,000	Palma Sola Trace, FL Community Devel. District[1]	5.750	05/01/2035	4,094,054
2,395,000	Parkway Center, FL Community Devel. District, Series A1	6.125	05/01/2024	2,160,362
2,205,000	Parkway Center, FL Community Devel. District, Series A1	6.300	05/01/2034	1,845,761
1,400,000	Pine Ridge Plantation, FL Community Devel. District[3]	5.400	05/01/2037	916,020
1,400,000	Pinellas County, FL Health Facility Authority (St. Mark Village)[1]	5.650	05/01/2037	1,212,848
425,000	Poinciana West, FL Community Devel. District Special Assessment[1]	6.000	05/01/2037	401,923
190,000	Port St. Lucie, FL Special Assessment (Peacock & Lowry)[1]	5.350	07/01/2027	168,236
27 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$640,000	Portico, FL Community Devel. District[1]	5.450%	05/01/2037	$306,650
2,670,000	Portofino Cove, FL Community Devel. District Special Assessment[3]	5.250	05/01/2012	1,058,415
490,000	Portofino Cove, FL Community Devel. District Special Assessment[3]	5.500	05/01/2038	194,241
285,000	Portofino Landings, FL Community Devel. District Special Assessment[3]	5.200	05/01/2017	112,977
980,000	Portofino Landings, FL Community Devel. District Special Assessment[3]	5.400	05/01/2038	388,482
15,320,000	Quarry, FL Community Devel. District[1]	5.500	05/01/2036	13,080,676
10,655,000	Renaissance Commons, FL Community Devel. District, Series A1	5.600	05/01/2036	9,281,251
1,710,000	Reunion East, FL Community Devel. District[6]	5.800	05/01/2036	839,405
1,850,000	Reunion East, FL Community Devel. District[6]	7.375	05/01/2033	908,017
4,175,000	Reunion East, FL Community Devel. District[1]	7.375	05/01/2033	4,154,209
1,455,000	Ridgewood Trails, FL Community Devel. District[6]	5.650	05/01/2038	758,433
2,500,000	River Glen, FL Community Devel. District Special Assessment[3]	5.450	05/01/2038	997,025
150,000	Rolling Hills, FL Community Devel. District[3]	5.450	05/01/2037	75,137
400,000	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	193,996
4,535,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)[1]	6.500	07/01/2040	4,596,177
3,445,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)[1]	6.750	07/01/2030	3,603,160
23,750,000	Sarasota, FL National Community Devel. District Special Assessment[3]	5.300	05/01/2039	8,314,875
2,875,000	Six Mile Creek, FL Community Devel. District[6]	5.875	05/01/2038	935,554
1,985,000	South Bay, FL Community Devel. District[3]	5.125	11/01/2009	636,411
3,750,000	South Bay, FL Community Devel. District[3]	5.375	05/01/2013	817,913
5,400,000	South Bay, FL Community Devel. District[3]	5.950	05/01/2036	1,731,294
2,240,000	St. John’s Forest, FL Community Devel. District, Series A1	6.125	05/01/2034	2,164,602
1,500,000	St. Johns County, FL IDA (Presbyterian Retirement)[1]	6.000	08/01/2045	1,607,670
400,000	St. Johns County, FL IDA (St. John’s County Welfare Federation)[1]	5.250	10/01/2041	302,564
805,000	Stonegate, FL Community Devel. District[1]	6.000	05/01/2024	818,661
995,000	Stonegate, FL Community Devel. District[1]	6.125	05/01/2034	1,007,865
1,900,000	Sweetwater Creek, FL Community Devel. District[3]	5.500	05/01/2038	665,190
105,000	Tavares, FL Water & Sewer[1]	5.500	10/01/2030	105,167
6,020,000	Tern Bay, FL Community Devel. District[3]	5.000	05/01/2015	1,493,020
500,000	Tern Bay, FL Community Devel. District[3]	5.375	05/01/2037	124,005
4,665,000	Town Center, FL at Palm Coast Community Devel. District[1]	6.000	05/01/2036	3,385,484
28 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$230,000	Turnbull Creek, FL Community Devel. District Special Assessment[1]	5.250%	05/01/2037	$158,468
8,965,000	Turnbull Creek, FL Community Devel. District Special Assessment[1]	5.800	05/01/2035	7,597,210
8,840,000	Two Creeks, FL Community Devel. District[1]	5.250	05/01/2037	6,154,496
5,550,000	Verandah East, FL Community Devel. District[1]	5.400	05/01/2037	3,203,571
4,290,000	Verandah, FL Community Devel District[1]	5.250	05/01/2036	3,548,903
1,035,000	Verano Center, FL Community Devel. District[1]	5.375	05/01/2037	638,419
8,925,000	Verona Walk, FL Community Devel. District[1]	5.375	05/01/2037	7,399,361
1,000,000	Villa Portofino East, FL Community Devel. District[1]	5.200	05/01/2037	817,370
2,565,000	Villa Vizcaya, FL Community Devel. District Special Assessment[3]	5.350	05/01/2017	1,294,068
420,000	Villa Vizcaya, FL Community Devel. District Special Assessment[3]	5.550	05/01/2039	211,886
1,575,000	Villages of Westport, FL Community Devel. District	5.700	05/01/2035	917,595
6,680,000	Villagewalk of Bonita Springs, FL Community Devel. District[1]	5.150	05/01/2038	5,359,230
4,860,000	Vista, FL Community Devel. District Special Assessment[1]	5.375	05/01/2037	4,174,886
2,750,000	Volusia County, FL Educational Facility Authority (Embry-Riddle Aeronautical University)[1]	5.000	10/15/2029	3,002,780
1,500,000	Waterford Estates, FL Community Devel. District Special Assessment[3]	5.125	05/01/2013	447,315
2,470,000	Waterford Estates, FL Community Devel. District Special Assessment[3]	5.500	05/01/2037	736,579
1,235,000	Watergrass, FL Community Devel. District Special Assessment[1]	5.125	11/01/2014	861,709
780,000	Watergrass, FL Community Devel. District Special Assessment[1]	5.375	05/01/2039	397,098
5,755,000	Watergrass, FL Community Devel. District Special Assessment[1]	5.500	05/01/2036	3,049,344
2,521,156	Watergrass, FL Community Devel. District Special Assessment[1]	6.960	11/01/2017	2,332,523
950,000	Waterlefe, FL Community Devel. District Golf Course[3]	8.125	10/01/2025	33,003
6,375,000	Waters Edge, FL Community Devel. District[1]	5.300	05/01/2036	5,861,303
805,000	Waters Edge, FL Community Devel. District[3]	5.350	05/01/2039	355,013
250,000	Waters Edge, FL Community Devel. District[3]	5.400	05/01/2039	110,253
1,785,000	Waterstone, FL Community Devel. District[3]	5.500	05/01/2018	715,267
540,000	West Villages, FL Improvement District	5.350	05/01/2015	416,983
3,950,000	West Villages, FL Improvement District[3]	5.500	05/01/2037	1,764,900
3,300,000	West Villages, FL Improvement District	5.500	05/01/2038	1,541,694
7,350,000	West Villages, FL Improvement District	5.800	05/01/2036	3,723,216
4,925,000	Westridge, FL Community Devel. District[3]	5.800	05/01/2037	1,874,012
29 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$5,840,000	Westside, FL Community Devel. District[3]	5.650%	05/01/2037	$2,449,588
5,115,000	World Commerce, FL Community Devel. District Special Assessment[1]	6.125	05/01/2035	4,741,912
2,250,000	Wyld Palms, FL Community Devel. District[3]	5.400	05/01/2015	697,298
1,445,000	Wyld Palms, FL Community Devel. District[3]	5.500	05/01/2038	447,820
450,000	Zephyr Ridge, FL Community Devel. District[3]	5.250	05/01/2013	179,105
990,000	Zephyr Ridge, FL Community Devel. District[3]	5.625	05/01/2037	394,030

				331,541,261
Georgia—1.8%
12,990,000	Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta University)	6.000	07/01/2036	6,755,060
2,470,000	Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta University)	6.250	07/01/2036	1,284,449
5,000	Atlanta, GA HDC (Bedford Tower)[1]	6.250	01/01/2015	5,017
250,000	Atlanta, GA Tax Allocation (Beltline)[1]	7.500	01/01/2031	272,728
1,000,000	Chatham County, GA Hospital Authority (Memorial Health University Medical Center)[1]	5.375	01/01/2026	998,500
250,000	Chatham County, GA Hospital Authority (Memorial Health University Medical Center)[1]	5.500	01/01/2034	240,450
10,000	Clark County, GA Hospital Authority (Athens Regional Medical)[1]	5.250	01/01/2029	10,015
15,000	Dalton, GA Devel. Authority (Hamilton Health Care System)[1]	5.000	08/15/2028	15,006
25,000	Dalton, GA Devel. Authority (Hamilton Health Care System/Hamilton Medical Center Obligated Group)[1]	5.375	08/15/2016	25,055
8,170,000	DeKalb County, GA Devel. Authority Public Purpose[1]	5.500	12/10/2023	8,252,844
10,000	DeKalb County, GA Hsg. Authority (Spring Chase Apartments)[1]	5.400	11/01/2030	10,002
2,000,000	DeKalb County, GA Water & Sewer[1]	5.250	10/01/2036	2,254,240
3,540,000	East Point, GA (Camp Creek), Series B1	8.000	02/01/2026	3,566,939
5,275,000	East Point, GA (Camp Creek), Series B1	8.000	02/01/2026	5,315,143
3,000,000	Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation)[1]	5.125	07/01/2042	2,172,240
5,000,000	GA Environmental Loan Acquisition Corp. (Local Water Authority)[1]	5.125	03/15/2031	5,711,550
5,000,000	GA Main Street Natural Gas[1]	5.500	09/15/2026	5,443,400
25,000	GA Municipal Electric Authority[1]	6.600	01/01/2018	28,460
125,000	GA Private Colleges & University Authority (Mercer University)[1]	5.375	06/01/2031	124,994
500,000	Savannah, GA EDA (Skidway Health & Living Services)[1]	7.400	01/01/2024	502,305
25,000	Ware County, GA Hospital Authority (Southeast Health Unit)[1]	6.625	03/01/2017	25,075

				43,013,472
30 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Idaho—0.2%
$1,000,000	ID Hsg. & Finance Assoc. (Compass Public Charter School)[1]	6.250%	07/01/2045	$959,440
50,000	ID Hsg. Agency (Multifamily Hsg.)[1]	6.700	07/01/2024	50,093
5,360,000	Pocatello, ID Devel. Authority Revenue Allocation Tax Increment, Series A1	6.000	08/01/2028	4,864,682

				5,874,215
Illinois—12.8%
500,000	Annawan, IL Tax Increment (Patriot Renewable Fuels)[1]	5.625	01/01/2018	419,675
1,825,000	Bedford Park, IL Tax[1]	5.125	12/30/2018	1,775,251
235,000	Chicago, IL Midway Airport, Series B1	5.000	01/01/2035	235,141
5,000,000	Chicago, IL O’Hare International Airport[1]	5.625	01/01/2035	5,698,700
6,000,000	Chicago, IL Park District (Harbor Facilities)[2]	5.250	01/01/2037	6,645,420
10,000,000	Chicago, IL Park District (Harbor Facilities)[2]	5.250	01/01/2040	11,051,800
2,400,000	Cook County, IL Community School District GO1	7.125	06/01/2024	2,607,096
949,000	Cortland, IL Special Tax (Sheaffer System)[6]	5.500	03/01/2017	591,948
395,000	Country Club Hills, IL GO1	5.000	12/01/2026	416,820
410,000	Country Club Hills, IL GO1	5.000	12/01/2027	430,467
435,000	Country Club Hills, IL GO1	5.000	12/01/2028	453,957
455,000	Country Club Hills, IL GO1	5.000	12/01/2029	473,632
475,000	Country Club Hills, IL GO1	5.000	12/01/2030	492,461
500,000	Country Club Hills, IL GO1	5.000	12/01/2031	516,295
40,000	Country Club Hills, IL GO1	5.000	12/01/2032	41,220
168,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)[1]	5.400	03/01/2016	167,385
320,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)[1]	5.625	03/01/2036	271,072
1,250,000	Gilberts, IL Special Service Area No. 19 Special Tax (Conservancy)[3]	5.375	03/01/2016	564,138
2,225,000	Harvey, IL GO	5.500	12/01/2027	2,062,775
1,000,000	Harvey, IL GO	5.625	12/01/2032	906,080
5,530,000	Harvey, IL Hotel Motel Tax & Sales (Hotel & Conference Center)[1]	6.875	08/01/2028	4,433,456
65,000	IL Devel. Finance Authority (Community Rehabilitation Providers)[1]	5.700	07/01/2019	56,587
1,920,000	IL Finance Authority (Bethel Terrace Apartments)[1]	5.125	09/01/2025	1,833,082
750,000	IL Finance Authority (Franciscan Communities)[1]	5.500	05/15/2037	608,355
1,010,000	IL Finance Authority (Illinois Institute of Technology)[1]	5.000	04/01/2026	883,750
14,660,000	IL Finance Authority (Illinois Institute of Technology)[1]	5.000	04/01/2031	12,198,146
1,000,000	IL Finance Authority (Illinois Institute of Technology)[1]	5.000	04/01/2036	802,850
155,000	IL Finance Authority (Illinois Institute of Technology)[1]	6.500	02/01/2023	158,491
2,215,000	IL Finance Authority (Illinois Institute of Technology)[1]	7.125	02/01/2034	2,279,346
31 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Illinois Continued
$500,000	IL Finance Authority (Luther Oaks)[1]	5.700%	08/15/2028	$429,875
500,000	IL Finance Authority (Luther Oaks)[1]	6.000	08/15/2039	414,645
1,000,000	IL Finance Authority (Lutheran Social Services of Illinois/Vesper Management Corp. Obligated Group)[1]	5.125	08/15/2028	812,050
2,108,612	IL Finance Authority (Monarch Landing)[6,8]	7.000	12/01/2027	21
3,584,640	IL Finance Authority (Monarch Landing)[6,8]	7.000	12/01/2037	36
1,750,000	IL Finance Authority (Noble Network Charter Schools)[1]	5.000	09/01/2027	1,493,573
2,000,000	IL Finance Authority (Noble Network Charter Schools)[1]	5.000	09/01/2031	1,617,100
2,745,000	IL Finance Authority (Noble Network Charter Schools)[1]	5.000	09/01/2032	2,196,522
20,000,000	IL Finance Authority (Northwestern Memorial Hospital)[2]	6.000	08/15/2039	23,037,400
100,000	IL Finance Authority (Northwestern Memorial Hospital)[1]	6.000	08/15/2039	105,585
5,050,000	IL Finance Authority (OSF Healthcare System)	5.750	11/15/2033	5,506,419
75,000	IL Finance Authority (OSF Healthcare System)[1]	7.125	11/15/2035	81,566
10,190,000	IL Finance Authority (Provena Health)[1]	7.750	08/15/2034	12,414,681
15,000,000	IL Finance Authority (Resurrection Health Care)[2]	5.250	05/15/2029	15,702,900
5,000,000	IL Finance Authority (Resurrection Health)[1]	6.125	05/15/2025	5,708,750
3,250,000	IL Finance Authority (Roosevelt University)[1]	5.500	04/01/2032	3,339,310
2,500,000	IL Finance Authority (Roosevelt University)[1]	5.500	04/01/2037	2,554,975
5,495,000	IL Finance Authority (Roosevelt University)[1]	5.750	04/01/2024	5,991,638
2,615,000	IL Finance Authority (Roosevelt University)[1]	6.250	04/01/2029	2,857,358
28,415,000	IL Finance Authority (Roosevelt University)[1]	6.500	04/01/2039	31,038,841
5,855,000	IL Finance Authority (Roosevelt University)[1]	6.500	04/01/2044	6,377,032
3,750,000	IL Finance Authority (Sedgebrook)[6,8]	6.000	11/15/2027	38
10,000,000	IL Finance Authority (Sedgebrook)[6,8]	6.000	11/15/2037	100
10,000,000	IL Finance Authority (Sedgebrook)[6,8]	6.000	11/15/2042	100
10,645,000	IL Finance Authority (Silver Cross Hospital and Medical Centers)[1]	7.000	08/15/2044	11,982,544
4,765,000	IL Finance Authority (Swedish Covenant Hospital)[1]	5.750	08/15/2029	5,318,074
1,500,000	IL Finance Authority (The New Admiral at the Lake)[1]	8.000	05/15/2040	1,517,790
2,000,000	IL Finance Authority (The New Admiral at the Lake)[1]	8.000	05/15/2046	2,023,720
10,000,000	IL Finance Authority (Trinity Health Corp.)[1]	5.000	12/01/2030	10,895,000
3,000,000	IL Finance Authority Student Hsg. (MJH Education Assistance)[3]	5.125	06/01/2035	1,800,060
5,000,000	IL Health Facilities Authority (Covenant Retirement Communities)[1]	5.625	12/01/2032	5,025,400
70,000	IL Health Facilities Authority (EMH/EMHH/EMHS Obligated Group)[1]	5.625	01/01/2028	70,769
35,000	IL Health Facilities Authority (Holy Family Medical Center)[1]	5.125	08/15/2022	35,000
15,000	IL Health Facilities Authority (Northwestern Medical Faculty Foundation)[1]	5.125	11/15/2028	15,013
32 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Illinois Continued
$80,000	IL Health Facilities Authority (Rockford Memorial Hospital/Rockford Memorial Health Services Corp. Obligated Group)[1]	5.000%	08/15/2021	$78,807
25,000,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)[2]	5.250	06/15/2050	26,410,750
15,000,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)[2]	5.500	06/15/2050	16,215,150
330,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)[1]	5.500	06/15/2050	356,733
40,000	Lake County, IL HFC, Series A1	6.700	11/01/2014	40,159
4,431,000	Lakemoor Village, IL Special Tax[1]	5.000	03/01/2027	4,258,324
2,725,000	Lincolnshire, IL Special Service Area No. 1 Special Tax (Sedgebrook)[1]	6.250	03/01/2034	2,554,742
500,000	Lombard, IL Public Facilities Corp. (Conference Center & Hotel)	5.500	01/01/2036	303,780
1,455,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)[3]	6.125	03/01/2040	437,097
480,000	Markham, IL GO1	5.750	02/01/2028	500,736
1,185,000	Plano, IL Special Service Area No. 5[1]	6.000	03/01/2036	1,065,635
500,000	Southwestern IL Devel. Authority (Eden Retirement Center)[1]	5.850	12/01/2036	346,580
5,095,000	Southwestern IL Devel. Authority (Local Government Programming)[1]	7.000	10/01/2022	5,188,493
2,025,000	Southwestern IL Devel. Authority (Village of Sauget)[1]	5.625	11/01/2026	1,522,091
30,000	Springfield, IL Water[1]	5.400	03/01/2015	30,113
3,000,000	University of Illinois (Auxiliary Facilities System)[1]	5.125	04/01/2036	3,265,110
12,000,000	University of Illinois (Auxiliary Facilities System)[2]	5.750	04/01/2038	13,523,520
1,975,000	Vernon Hills, IL Tax Increment (Town Center)[1]	6.250	12/30/2026	1,852,945
970,000	Volo Village, IL Special Service Area (Lancaster Falls)[1]	5.750	03/01/2036	836,780
3,887,000	Volo Village, IL Special Service Area (Remington Pointe)[1]	6.450	03/01/2034	3,668,900
1,785,000	Yorkville, IL United City Special Services Area Special Tax (Bristol Bay)[1]	5.875	03/01/2036	1,704,247
1,634,000	Yorkville, IL United City Special Services Area Special Tax (Raintree Village II)[1]	6.250	03/01/2035	956,151

				304,556,124
Indiana—2.4%
1,600,000	Anderson, IN Redevel. District[1]	6.000	02/01/2026	1,796,192
1,700,000	Carmel, IN Redevel. District COP[1]	6.500	07/15/2035	1,747,498
6,300,000	Carmel, IN Redevel. District COP[1]	7.750	01/15/2030	7,087,059
5,075,000	Carmel, IN Redevel. District COP[1]	8.000	01/15/2035	5,731,502
1,000,000	Hammond, IN Local Public Improvement District[1]	6.500	08/15/2030	1,043,300
33 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Indiana Continued
$1,000,000	Hammond, IN Local Public Improvement District[1]	6.750%	08/15/2035	$1,041,460
5,325,000	IN Finance Authority (King’s Daughters Hospital)[1]	5.500	08/15/2045	5,256,574
2,885,000	IN Finance Authority (Marian University)[1]	5.250	09/15/2025	2,937,190
4,250,000	IN Finance Authority (Marian University)[1]	6.375	09/15/2041	4,375,800
4,750,000	IN Finance Authority (Marian University)[1]	6.500	09/15/2030	5,046,163
325,000	IN Finance Authority Educational Facilities (Irvington Community)[1]	9.000	07/01/2039	386,510
3,400,000	IN Finance Authority Wastewater Utility[1]	5.250	10/01/2038	3,808,714
30,000	IN Health Facility Financing Authority (Community Hospital of Anderson)[1]	6.000	01/01/2023	30,063
5,000,000	Indianapolis, IN Local Public Improvement Bond Bank[1]	5.750	01/01/2038	5,654,500
1,000,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)[1]	5.750	07/01/2030	1,055,180
3,985,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)[1]	6.000	07/01/2040	4,144,799
2,025,000	Indianapolis, IN Multifamily Hsg. (Stonekey Apartments)[1]	7.000	02/01/2039	2,181,836
4,750,000	North Manchester, IN (Estelle Peabody Memorial Home)[3]	7.125	07/01/2022	1,615,000
2,250,000	Shelbyville, IN Redevel. District Tax Increment (Central Shelbyville Economic)[1]	6.500	07/01/2022	2,214,833
65,000	St. Joseph County, IN Economic Devel. (Madison Center)[1]	5.500	02/15/2021	65,033

				57,219,206
Iowa—1.8%
1,000,000	Dickinson County, IA Hsg. (Spirit Lake)[1]	5.875	12/01/2036	873,030
750,000	IA Finance Authority (Amity Fellowserve)[1]	6.500	10/01/2036	697,860
400,000	IA Finance Authority (Boys & Girls Home and Family Services)	5.900	12/01/2028	239,996
468,837	IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)[1]	5.375	06/01/2025	368,351
7,975,000	IA Tobacco Settlement Authority[1]	5.375	06/01/2038	6,208,617
9,500,000	IA Tobacco Settlement Authority[1]	5.500	06/01/2042	7,169,460
37,520,000	IA Tobacco Settlement Authority (TASC)[1]	5.625	06/01/2046	28,248,808

				43,806,122
Kansas—0.2%
1,205,000	Hays, KS Sales Tax[1]	6.000	01/01/2025	1,160,945
95,000	La Cygne, KS Pollution Control (Kansas Gas & Electric Company)[1]	5.100	03/01/2023	95,181
530,000	Overland Park, KS Transportation Devel. District (Grass Creek)[1]	4.850	09/01/2016	524,324
2,435,000	Pittsburgh, KS Special Obligation (North Broadway Redevel.)[1]	4.900	04/01/2024	1,955,987

				3,736,437
34 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Kentucky—0.0%
$15,000	Jefferson County, KY Health Facilities (Alliant Health System)[1]	5.125%	10/01/2027	$15,011
75,000	Jefferson County, KY Health Facilities (University Medical Center)[1]	5.250	07/01/2022	75,113
970,000	Kenton County, KY Airport (Delta Airlines)[3]	8.000	12/01/2015	10
80,000	KY Hsg. Corp.[1]	5.200	07/01/2022	80,112
15,000	Springfield, KY Educational Devel. (St. Catherine College)[1]	5.750	10/01/2035	15,344

				185,590
Louisiana—2.0%
8,280,000	LA HFA (La Chateau)[1]	6.875	09/01/2029	8,407,098
5,000,000	LA HFA (La Chateau)[1]	7.250	09/01/2039	5,111,900
2,000,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.250	09/01/2018	1,358,820
35,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.250	09/01/2035	19,191
3,085,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.500	09/01/2022	1,682,991
1,000,000	LA Local Government EF&CD Authority (Bellemont Apartments)[1]	6.000	09/01/2022	899,770
1,750,000	LA Local Government EF&CD Authority (Bellemont Apartments)[1]	6.000	09/01/2027	1,492,400
3,925,000	LA Local Government EF&CD Authority (Bellemont Apartments)[1]	6.000	09/01/2035	3,129,049
550,000	LA Local Government EF&CD Authority (Bellemont Apartments)[1]	7.500	09/01/2016	519,112
1,240,000	LA Local Government EF&CD Authority (Capital Projects and Equipment)[1]	6.550	09/01/2025	1,296,085
25,000	LA Public Facilities Authority (Dillard University)[1]	5.300	08/01/2026	25,642
19,250,000	LA Public Facilities Authority (OLOLRMC/OLOLMC Obligated Group)[1]	6.750	07/01/2039	22,157,713
2,500,000	Lakeshore Villages, LA Master Community Devel. District[6]	5.250	07/01/2017	999,775
20,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[1]	5.000	07/15/2025	20,633
75,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[1]	5.000	07/15/2027	75,034
140,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[1]	5.500	07/15/2018	140,235
290,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[1]	5.600	07/15/2025	290,232
40,000	New Orleans, LA Public Improvement District[1]	5.125	12/01/2026	40,049

				47,665,729
Maine—0.3%
2,000,000	ME H&HEFA (Maine General Medical Center)[1]	6.750	07/01/2036	2,175,580
5,000,000	ME H&HEFA (Maine General Medical Center)[1]	7.500	07/01/2032	5,742,900

				7,918,480
35 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Maryland—0.4%
$10,000	Baltimore, MD Wastewater[1]	5.125%		07/01/2042	$10,155
20,000	MD EDC Student Hsg. (Allegheny College Hsg.)[1]	5.750		09/01/2020	19,576
40,000	MD EDC Student Hsg. (Allegheny College Hsg.)[1]	6.000		09/01/2032	36,894
4,900,000	MD EDC Student Hsg. (Bowie State University)[1]	5.375		06/01/2033	4,278,337
620,000	MD EDC Student Hsg. (Collegiate Hsg. Foundation)[1]	5.750		06/01/2029	620,372
520,000	MD EDC Student Hsg. (Collegiate Hsg. Foundation)[1]	6.000		06/01/2030	520,166
50,000	MD EDC Student Hsg. (Morgan State University)[1]	6.000		07/01/2034	49,271
2,000,000	MD EDC Student Hsg. (University of Maryland)[1]	5.625		10/01/2023	1,460,180
65,000	MD EDC Student Hsg. (University Village at Sheppard Pratt)[1]	6.000		07/01/2033	60,698
65,000	MD H&HEFA (Johns Hopkins Hospital)[1]	5.375		07/01/2020	65,140
979,000	Prince Georges County, MD Special District (Victoria Falls)[1]	5.250		07/01/2035	929,658
750,000	Salisbury, MD Special Obligation (Villages at Aydelotte Farm)	5.250		01/01/2037	286,553

					8,337,000
Massachusetts—0.1%
100,000	MA Devel. Finance Agency (Boston Biomedical Research)[1]	5.750		02/01/2029	95,666
260,000	MA Devel. Finance Agency (Evergreen Center)[1]	5.500		01/01/2035	258,313
750,000	MA Devel. Finance Agency (Lasell College)[1]	5.500		07/01/2026	798,135
461,488	MA Devel. Finance Agency (Linden Ponds)	0.605	[4]	11/15/2056	2,469
92,782	MA Devel. Finance Agency (Linden Ponds)[1]	5.500		11/15/2046	57,149
14,103	MA Devel. Finance Agency (Linden Ponds)[1]	6.250		11/15/2039	10,399
1,733,606	MA Devel. Finance Agency (Linden Ponds)[1]	6.250		11/15/2046	1,250,450
40,000	MA Devel. Finance Agency (Northern Berkshire Community Services)	6.250		08/15/2029	18,000
50,000	MA Devel. Finance Agency (Orchard Cove)[1]	5.250		10/01/2037	40,673
25,000	MA H&EFA (Beverly Hospital Corp.)[1]	5.250		07/01/2023	25,029
450,000	MA H&EFA (North Adams Regional Hospital)[3]	6.625		07/01/2018	202,496
55,000	MA H&EFA (VC/TC/FRS/VCS Obligated Group)[1]	5.300		11/15/2028	55,010
255,000	MA Industrial Finance Agency (Avon Associates)[1]	5.375		04/01/2020	255,479

					3,069,268
Michigan—2.6%
30,000	Clare County, MI Sewer Disposal System[1]	5.850		11/01/2021	30,833
680,000	Detroit, MI GO1	5.250		04/01/2016	637,908
10,000	Detroit, MI Local Devel. Finance Authority[1]	5.500		05/01/2021	8,419
2,250,000	Detroit, MI Sewer Disposal System[1]	6.500		07/01/2024	2,680,200
2,850,000	Detroit, MI Sewer Disposal System[1]	7.500		07/01/2033	3,602,742
5,300,000	Detroit, MI Water Supply System[1]	5.000		07/01/2030	5,302,279
36 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Michigan Continued
$1,000,000	Detroit, MI Water Supply System[1]	5.000%		07/01/2036	$1,018,380
155,000	Flint, MI Hospital Building Authority (Hurley Medical Center)[1]	5.375		07/01/2018	155,003
2,200,000	Grand Traverse Academy, MI Public School Academy[1]	4.625		11/01/2027	1,792,208
1,000,000	Grand Traverse Academy, MI Public School Academy[1]	4.750		11/01/2032	780,200
495,000	Grand Traverse Academy, MI Public School Academy[1]	5.000		11/01/2022	453,578
200,000	Highland Park, MI Building Authority[1]	7.750		05/01/2018	216,638
4,000,000	Kent, MI Hospital Finance Authority (Spectrum Health)[1]	5.000		11/15/2029	4,432,240
600,000	MI Finance Authority (Old Redford Public School Academy)[1]	5.900		12/01/2030	575,604
600,000	MI Finance Authority (Old Redford Public School Academy)[1]	6.500		12/01/2040	597,606
155,000	MI Hospital Finance Authority (BGH/ZHCC/BCCC/CEMS Obligated Group)[1]	5.000		02/15/2018	155,166
10,000	MI Hospital Finance Authority (OHC/OUH Obligated Group)[1]	5.000		08/15/2018	10,024
75,000	MI Hospital Finance Authority (OHC/OUH Obligated Group)[1]	5.000		08/15/2031	75,071
10,000	MI Hospital Finance Authority (Sisters of Mercy Health System)	5.250		08/15/2021	10,040
14,600,000	MI Hospital Finance Authority (Trinity Health)[2]	6.125		12/01/2023	17,604,534
15,000	MI Hsg. Devel. Authority (Walled Lake Villa)[1]	6.000		04/15/2018	15,039
340,000	MI John Tolfree Health System Corp.[1]	6.000		09/15/2023	300,383
1,155,000	MI Public Educational Facilities Authority (Old Redford Academy)[1]	6.000		12/01/2035	1,086,705
10,828,504	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	5.850		08/31/2027	9,703,964
470,000	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	7.875		08/31/2028	429,152
1,323,000,000	MI Tobacco Settlement Finance Authority	9.838	[4]	06/01/2058	8,652,420
250,000	Monroe County, MI Hospital Finance Authority (Mercy Memorial Hospital Corp.)[1]	5.500		06/01/2035	250,265
120,000	Mount Clemens, MI Hsg. Corp. (FHA Section 8), Series A1	6.600		06/01/2022	120,283
40,000	Northern MI University[1]	5.000		12/01/2025	40,161
15,000	Oakland County, MI Sewer Disposal (White Lake Township)[1]	6.000		05/01/2013	15,160
400,000	Plymouth, MI Educational Center Charter School (Public School Academy)[1]	5.375		11/01/2030	352,776
1,325,000	Plymouth, MI Educational Center Charter School (Public School Academy)[1]	5.625		11/01/2035	1,158,116
405,000	Pontiac, MI Tax Increment Finance Authority	6.250		06/01/2022	261,646
37 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Michigan Continued
$10,000	Royal Oak, MI Hospital Finance Authority (William Beaumont Hospital)[1]	5.250%	11/15/2035	$10,005
85,000	Wayne County, MI Building Authority[1]	5.250	06/01/2016	85,337

				62,620,085
Minnesota—0.6%
885,000	Columbia Heights, MN EDA Tax Increment (Huset Park Area Redevel.)[1]	5.375	02/15/2032	732,099
1,260,000	Columbia Heights, MN Multifamily & Health Care Facilities (Crest View Corp.)[1]	5.700	07/01/2042	954,929
610,000	Minneapolis, MN Tax Increment (St. Anthony Falls)[1]	5.750	02/01/2027	602,765
975,000	Mound, MN Hsg. & Redevel. Authority (Metroplaines)[1]	5.000	02/15/2027	937,102
1,615,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)[1]	5.000	02/01/2031	1,441,775
110,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)[1]	5.375	08/01/2021	111,379
1,500,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)[1]	5.625	02/01/2031	1,446,615
98,000	St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)[1]	6.250	03/01/2029	100,957
6,744,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)[1]	7.000	03/01/2029	6,764,772
360,000	St. Paul, MN Port Authority (Great Northern)[1]	6.000	03/01/2030	354,132

				13,446,525
Mississippi—0.2%
80,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	5.750	07/01/2031	80,097
45,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	6.200	07/01/2018	45,117
60,000	Lowndes County, MS Solid Waste Disposal & Pollution Control (Weyerhaeuser Company)[1]	6.800	04/01/2022	66,943
930,000	Meridian, MS Tax Increment (Meridian Crossroads)[1]	8.750	12/01/2024	994,003
5,145,000	MS Home Corp. (Valley State Student Hsg.)	5.500	12/01/2035	2,924,727
1,150,000	MS Hospital Equipment & Facilities Authority (Southwest Mississippi Regional Medical Center)[1]	5.750	04/01/2023	1,169,780

				5,280,667
Missouri—2.9%
95,000	Bates County, MO Hospital (Bates County Memorial Hospital)[1]	5.650	03/01/2021	95,091
200,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.625	03/01/2025	186,056
310,000	Branson Hills, MO Infrastructure Facilities[1]	5.000	04/01/2013	306,054
250,000	Branson Hills, MO Infrastructure Facilities[1]	5.500	04/01/2027	180,450
900,000	Branson, MO IDA (Branson Hills Redevel.)[1]	5.750	05/01/2026	822,177
365,000	Branson, MO IDA (Branson Hills Redevel.)[1]	7.050	05/01/2027	351,028
38 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Missouri Continued
$1,760,000	Branson, MO IDA (Branson Landing)[1]	5.250%		06/01/2021	$1,671,384
7,730,000	Branson, MO IDA (Branson Shoppe Redevel.)[1]	5.950		11/01/2029	7,028,039
675,000	Broadway-Fairview, MO Transportation Devel. District (Columbia)[1]	5.875		12/01/2031	534,580
400,000	Chillicothe, MO Tax Increment (South U.S. 65)[1]	5.500		04/01/2021	391,248
400,000	Chillicothe, MO Tax Increment (South U.S. 65)[1]	5.625		04/01/2027	369,424
665,000	Hawk Ridge, MO Transportation Devel. District[1]	4.650		02/01/2017	589,616
3,840,000	Hawk Ridge, MO Transportation Devel. District[1]	5.000		02/01/2030	2,328,192
13,500,000	Hazelwood, MO Transportation Devel. District (370/ Missouri Bottom Road/Tausig Road)[1]	7.200		05/01/2033	13,540,500
2,575,000	Independence, MO 39th Street Transportation[1]	6.875		09/01/2032	2,593,025
1,050,000	Kansas City, MO Tax Increment (Briarcliff West)[1]	5.150		06/01/2016	1,068,102
1,250,000	Kansas City, MO Tax Increment (Briarcliff West)[1]	5.400		06/01/2024	1,166,588
800,000	Kansas City, MO Tax Increment (Shoal Creek Parkway)[1]	6.500		06/01/2025	821,416
2,880,000	Kansas City, MO Tax Increment (Southtown)[1]	6.000		03/01/2017	2,959,632
515,000	Lees Summit, MO IDA (Kensington Farms)[1]	5.500		03/01/2021	495,049
250,000	Lees Summit, MO IDA (Kensington Farms)[1]	5.750		03/01/2029	222,773
790,000	Liberty, MO Tax Increment (Liberty Triangle)[1]	5.875		10/01/2029	747,206
2,100,000	Maplewood, MO Tax (Maplewood South Redevel.)[1]	5.750		11/01/2026	1,989,876
355,000	MO Grindstone Plaza Transportation Devel. District[1]	5.500		10/01/2031	261,578
5,000	MO H&EFA (FHS/FNH Obligated Group)[1]	5.375		02/15/2014	5,016
10,280,678	MO Hanley/Eager Road Transportation Devel. District, Series A	7.750	[4]	12/01/2023	4,182,899
230,000	Northwoods, MO Transportation Devel. District[1]	5.850		02/01/2031	196,222
1,675,000	Osage Beach, MO Tax Increment (Prewitts Point)[1]	4.800		05/01/2016	1,653,878
1,500,000	Osage Beach, MO Tax Increment (Prewitts Point)[1]	5.000		05/01/2023	1,327,740
350,000	Ozark Centre, MO Transportation Devel. District[1]	5.375		09/01/2032	307,801
1,500,000	Raymore, MO Tax Increment[1]	5.375		03/01/2020	857,850
2,750,000	Raymore, MO Tax Increment[1]	5.625		03/01/2028	1,434,868
2,500,000	Richmond Heights, MO Tax Increment & Transportation Sales Tax[1]	5.625		11/01/2025	2,442,500
1,000,000	St. Joseph, MO IDA, Series B1	5.375		11/01/2023	981,570
905,000	St. Joseph, MO IDA, Series B1	5.500		11/01/2027	866,320
1,645,000	St. Louis, MO IDA (Southtown Redevel.)[1]	5.125		05/01/2026	1,603,480
481,000	St. Louis, MO Tax Increment (1505 Missouri Avenue Redevel.)	6.000		08/04/2025	423,059
846,000	St. Louis, MO Tax Increment (1601 Washington Redevel.)[1]	6.000		08/21/2026	741,485
1,879,000	St. Louis, MO Tax Increment (1619 Washington Redevel.)	5.500		03/09/2027	1,542,546
662,000	St. Louis, MO Tax Increment (Pet Building Redevel.)	5.500		05/29/2028	544,727
545,000	St. Louis, MO Tax Increment (Printers Lofts)[6]	6.000		08/21/2026	372,164
802,000	St. Louis, MO Tax Increment (Washington East Condominiums)[1]	5.500		01/20/2028	677,177
39 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Missouri Continued
$500,000	St. Louis, MO Tax Increment (Washington East Condominiums)[1]	5.500%		01/20/2028	$411,835
1,080,000	St. Louis, MO Tax Increment Financing (Ludwig Lofts)[1]	6.690		04/21/2029	991,148
373,000	St. Louis, MO Tax Increment Financing, Series A	5.500		09/02/2028	304,361
3,255,000	St. Louis, MO Tax Increment, Series A1	6.600		01/21/2028	2,998,994
620,000	Stone Canyon, MO Improvement District (Infrastructure)[1]	5.700		04/01/2022	537,137
320,000	Stone Canyon, MO Improvement District (Infrastructure)[1]	5.750		04/01/2027	255,677
200,000	Suemandy, MO Mid-Rivers Community Improvement District[1]	7.000		10/01/2019	213,136
950,000	Suemandy, MO Mid-Rivers Community Improvement District[1]	7.500		10/01/2029	993,710
1,000,000	University Place, MO Transportation Devel. District[1]	5.000		03/01/2026	798,900
2,500,000	University Place, MO Transportation Devel. District[1]	5.000		03/01/2032	1,815,450

					70,200,734
Montana—0.4%
11,710,000	Hardin, MT Tax Increment Industrial Infrastructure Devel. (Rocky Mountain Power)[1]	0.000	[5]	09/01/2031	9,115,415
375,000	MT Facilities Finance Authority (St. John’s Lutheran)[1]	6.000		05/15/2025	376,928

					9,492,343
Nebraska—0.2%
2,915,000	NE Educational Facilities Authority (Midland Lutheran College)[1]	5.600		09/15/2029	2,341,620
1,150,000	NE Educational Finance Authority (Concordia University)[1]	5.000		10/01/2037	1,036,346
2,200,000	Santee Sioux Nation, NE Tribal Health Care (Indian Health Service)[1]	8.750		10/01/2020	2,314,312
40,000	Scotts Bluff County, NE Hospital Authority (Regional West Medical Center)[1]	5.250		11/15/2028	40,038

					5,732,316
Nevada—3.5%
15,000,000	Clark County, NV Airport[2]	5.750		07/01/2042	16,857,600
325,000	Clark County, NV Improvement District[1]	5.000		02/01/2026	281,710
260,000	Clark County, NV Improvement District[1]	5.050		02/01/2031	211,679
20,000,000	Clark County, NV Water Reclamation District[2]	5.250		07/01/2038	22,275,200
5,105,000	Director of the State of NV Dept. of Business & Industry (Las Vegas Monorail)[3]	6.850	[4]	01/01/2019	678,914
1,000,000	Director of the State of NV Dept. of Business & Industry (Las Ventanas Retirement)[3]	7.000		11/15/2034	538,690
1,140,000	Las Vegas, NV Local Improvement Bonds[1]	6.250		06/01/2024	1,150,260
6,200,000	Las Vegas, NV Paiute Tribe, Series A1	6.625		11/01/2017	5,034,834
1,615,000	Las Vegas, NV Special Improvement District (Sumerlin Village)[1]	5.875		06/01/2021	1,588,143
40 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Nevada Continued
$9,270,000	Las Vegas, NV Special Improvement District (Sumerlin Village)[1]	6.125%		06/01/2031	$8,416,604
80,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.200		08/01/2016	71,500
125,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.250		08/01/2017	108,186
260,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.300		08/01/2018	221,182
585,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[1]	5.850		08/01/2018	584,064
950,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[1]	6.000		08/01/2023	894,359
505,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[1]	6.000		08/01/2027	454,606
725,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[1]	6.150		08/01/2037	616,627
25,000	Reno, NV Capital Improvement[1]	5.125		06/01/2026	25,129
3,035,000	Sparks, NV Redevel. Agency (Redevel Area No. 2)[1]	6.400		06/01/2020	3,172,546
7,420,000	Sparks, NV Redevel. Agency (Redevel Area No. 2)[1]	6.700		06/01/2028	7,552,818
11,250,000	Washoe County, NV (Reno-Sparks Convention & Visitors Authority)[1]	5.000		07/01/2032	12,305,250

					83,039,901
New Hampshire—2.8%
305,000	Manchester, NH Hsg. & Redevel. Authority, Series B	5.650	[4]	01/01/2029	59,100
3,220,000	Manchester, NH Hsg. & Redevel. Authority, Series B	5.700	[4]	01/01/2030	560,505
495,000	Manchester, NH Hsg. & Redevel. Authority, Series B	6.000	[4]	01/01/2023	176,557
1,000,000	Manchester, NH Hsg. & Redevel. Authority, Series B	6.750		01/01/2015	965,950
425,000	NH Business Finance Authority (Huggins Hospital)[1]	6.875		10/01/2039	465,702
120,000	NH H&EFA (Catholic Medical Center)[1]	6.125		07/01/2032	121,957
4,010,000	NH H&EFA (Franklin Pierce College)[1]	6.050		10/01/2034	3,694,774
1,235,000	NH H&EFA (LRG Healthcare)[1]	5.500		10/01/2034	1,370,405
21,000,000	NH H&EFA (LRG Healthcare)[2]	7.000		04/01/2038	25,879,770
22,000,000	NH H&EFA (LRG Healthcare)[2]	5.500		10/01/2034	24,412,080
1,980,000	NH H&EFA (Portsmouth Christian Academy)[1]	5.750		07/01/2023	1,803,443
6,115,000	NH H&EFA (Portsmouth Christian Academy)[1]	5.850		07/01/2033	5,202,397
40,000	NH H&EFA (St. Joseph Hospital/Youville House/Cove)[1]	5.500		07/01/2034	40,882
1,270,000	NH HE&HFA (Franklin Pierce College)[1]	5.300		10/01/2028	1,117,333

					65,870,855
New Jersey—2.4%
5,610,000	NJ Health Care Facilities Financing Authority (Deborah Heart & Lung Center)[1]	6.300		07/01/2023	5,200,470
8,680,000	NJ Tobacco Settlement Financing Corp.[1]	4.625		06/01/2026	7,599,600
41 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

New Jersey Continued
$26,240,000	NJ Tobacco Settlement Financing Corp.[1]	5.000%	06/01/2029	$22,633,574
10,600,000	NJ Transportation Trust Fund Authority[1]	5.250	06/15/2031	12,194,240
5,000,000	NJ Transportation Trust Fund Authority[1]	5.250	06/15/2036	5,636,300
2,000,000	NJ Transportation Trust Fund Authority[1]	5.500	06/15/2041	2,299,080
1,000,000	NJ Transportation Trust Fund Authority[1]	6.000	06/15/2035	1,213,850

				56,777,114
New Mexico—0.5%
1,495,000	Cabezon, NM Public Improvement District[1]	6.300	09/01/2034	1,420,788
5,755,000	Eldorado, NM Area Water and Sanitation District[1]	6.000	02/01/2023	5,557,604
20,000	Farmington, NM Hospital (San Juan Medical Center/Interface, Inc. Obligated Group)[1]	5.000	06/01/2016	20,035
500,000	Mariposa East, NM Public Improvement District[1]	6.000	09/01/2032	404,545
300,000	Montecito Estates, NM Public Improvement District[1]	7.000	10/01/2037	282,654
3,380,000	NM Educational Assistance Foundation[1]	5.900	09/01/2031	3,384,157
25,000	NM Finance Authority (Workers Compensation Administration Building)[1]	5.600	09/01/2014	25,085
1,925,000	NM Trails Public Improvement District[1]	7.750	10/01/2038	1,889,619

				12,984,487
New York—6.4%
3,570,000	L.I., NY Power Authority, Series A1	5.000	05/01/2038	3,865,061
11,435,000	NY Liberty Devel. Corp. (Goldman Sachs Headquarters)[1]	5.250	10/01/2035	12,578,043
4,000,000	NY MTA, Series B1	5.000	11/15/2033	4,291,160
5,000,000	NY MTA, Series D1	5.000	11/15/2031	5,645,600
8,250,000	NY MTA, Series D1	5.000	11/15/2036	9,034,823
5,000,000	NY MTA, Series D1	5.250	11/15/2041	5,602,950
19,080,000	NY Triborough Bridge & Tunnel Authority[2]	5.000	11/15/2037	20,822,958
19,665,000	NYC GO2	5.375	04/01/2036	22,514,861
4,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2032	4,629,760
20,000,000	NYC Municipal Water Finance Authority[2]	5.000	06/15/2036	21,394,000
5,500,000	NYC Transitional Finance Authority[1]	5.000	02/01/2035	6,275,830
5,250,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2033	5,917,538
2,500,000	NYC Transitional Finance Authority (Building Aid)[1]	5.250	07/15/2037	2,837,725
10,000,000	NYS DA (St. Mary’s Hospital for Children)[1]	7.875	11/15/2041	10,147,800
4,000,000	NYS Urban Development Corporation (State Personal Income Tax Authority)[1]	5.000	03/15/2037	4,322,800
4,625,000	Troy, NY Capital Resource Corp. (Rensselaer Polytechnic Institute)[1]	5.000	09/01/2030	5,026,358
2,500,000	Westchester County, NY Healthcare Corp., Series A1	5.000	11/01/2021	2,843,475
5,255,000	Westchester County, NY Healthcare Corp., Series A1	5.000	11/01/2030	5,555,849

				153,306,591
42 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

North Carolina—0.0%
$20,000	NC Medical Care Commission (ARC/HDS Alamance Hsg. Corp.)[1]	5.800%		10/01/2034	$20,388
625,000	NC Medical Care Commission Retirement Facilities (Village at Brookwood)[1]	5.250		01/01/2032	522,794

					543,182
North Dakota—0.0%
40,000	Williston, ND Water Utility[1]	5.100		05/01/2013	40,119
Ohio—5.5%
3,440,000	Bowling Green, OH Student Hsg. (CFP I-Bowling Green State University)[1]	5.750		06/01/2031	3,571,064
2,250,000	Bowling Green, OH Student Hsg. (CFP I-Bowling Green State University)[1]	6.000		06/01/2045	2,336,378
10,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	0.000	[5]	06/01/2037	7,507,800
13,960,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.125		06/01/2024	11,010,671
2,555,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.375		06/01/2024	2,065,155
20,820,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.750		06/01/2034	15,503,197
20,360,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.875		06/01/2030	15,835,397
4,130,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	6.000		06/01/2042	3,145,738
970,100,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.251	[4]	06/01/2047	30,499,944
743,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.501	[4]	06/01/2052	10,216,250
1,305,000	Butler County, OH Hospital Facilities (UC Health)[1]	5.750		11/01/2040	1,404,702
2,165,000	Centerville, OH Health Care (Bethany Lutheran Village)[1]	6.000		11/01/2038	2,092,126
3,000,000	Cincinnati, OH Water System[1]	5.000		12/01/2036	3,440,100
40,000	Cleveland, OH Airport System[1]	5.000		01/01/2031	40,032
160,000	Cleveland, OH Rock Glen Hsg. Assistance Corp. (Ambleside Apartments)[1]	7.000		06/01/2018	160,093
3,445,000	Cleveland-Cuyahoga County, OH Port Authority[1]	6.000		11/15/2035	3,862,913
10,000	Cuyahoga County, OH Hospital (Metro Health System)[1]	5.500		02/15/2027	10,011
295,000	Glenwillow Village, OH GO1	5.875		12/01/2024	313,488
25,000	Greene County, OH Economic Devel. (YMCA)[1]	6.000		12/01/2023	19,619
1,000,000	Greene County, OH University Hsg. (Central State University)[1]	5.375		09/01/2022	819,210
1,000,000	Greene County, OH University Hsg. (Central State University)[1]	5.500		09/01/2027	762,600
43 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Ohio Continued
$1,500,000	Greene County, OH University Hsg. (Central State University)[1]	5.625%	09/01/2032	$1,091,985
1,045,000	Grove City, OH Tax Increment Financing[1]	5.125	12/01/2016	1,082,892
2,500,000	Grove City, OH Tax Increment Financing[1]	5.375	12/01/2031	2,369,900
925,000	Jeffrey Place, OH New Community Authority (Jeffrey Place Redevel.)[1]	5.000	12/01/2022	855,486
4,500,000	OH Higher Education Facility Commission (Ashland University)[1]	6.250	09/01/2024	4,653,540
3,075,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[6]	6.300	02/15/2024	1,999,027
5,860,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[6]	6.400	02/15/2034	3,494,201
615,000	Summit County, OH Port Authority (Twinsburg Township)[1]	5.125	05/15/2025	592,903
645,000	Toledo-Lucas County, OH Port Authority (Town Square at Levis Commons)[1]	5.400	11/01/2036	393,985

				131,150,407
Oklahoma—0.7%
13,310,000	Grady County, OK Criminal Justice Authority[9]	7.000	11/01/2041	13,374,154
15,000	Grady County, OK Industrial Authority (Correctional Facilities)[1]	6.000	11/01/2029	14,373
500,000	Grady County, OK Industrial Authority (Correctional Facilities)	7.800	11/01/2014	423,555
2,000,000	Langston, OK EDA (Langston University)[1]	5.000	05/01/2030	2,018,340
770,000	Langston, OK EDA (Langston University)[1]	5.250	05/01/2026	789,666
20,000	Texas County, OK Devel Authority Student Hsg. (OPSU-Goodwell)[1]	5.450	11/01/2034	19,691

				16,639,779
Oregon—0.0%
340,000	OR Facilities Authority (Concordia University)[1]	6.125	09/01/2030	358,166
500,000	OR Facilities Authority (Concordia University)[1]	6.375	09/01/2040	530,285
100,000	OR Health & Science University, Series A1	5.250	07/01/2028	100,156

				988,607
Pennsylvania—1.2%
75,000	Blair County, PA IDA (The Village at Penn State Retirement Community)[3]	6.900	01/01/2022	48,739
500,000	Chester County, PA H&EFA (Chester County Hospital)[1]	6.750	07/01/2031	500,505
500,000	Luzerne County, PA IDA[1]	7.500	12/15/2019	506,440
500,000	Luzerne County, PA IDA[1]	7.750	12/15/2027	511,520
25,000	Northumberland County, PA IDA (NHS Youth Services)[1]	5.500	02/15/2033	13,560
3,605,000	Northumberland County, PA IDA (NHS Youth Services)[1]	7.750	02/15/2029	2,423,137
2,230,000	PA EDFA (Northwestern Human Services)[1]	5.250	06/01/2028	1,924,579
44 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Pennsylvania Continued
$5,000,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875%		11/15/2016	$5,000,550
3,500,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875		11/15/2021	3,462,515
2,000,000	PA HEFA (Shippensburg University)[1]	6.250		10/01/2043	2,114,200
3,255,000	PA Turnpike Commission[1]	0.000	[5]	12/01/2034	2,867,102
1,000,000	Philadelphia, PA H&HEFA (Centralized Comprehensive Human Services)[1]	7.250		01/01/2021	996,670
4,510,000	Philadelphia, PA H&HEFA (Temple University Hospital)[1]	6.625		11/15/2023	4,512,977
3,500,000	Philadelphia, PA School District[1]	6.000		09/01/2038	3,998,260

					28,880,754
Rhode Island—0.9%
5,000,000	Central Falls, RI Detention Facility[1]	7.250		07/15/2035	4,010,750
50,000	Providence, RI HDC (Barbara Jordan Apartments)[1]	6.750		07/01/2025	50,120
25,000	Providence, RI Public Building Authority	5.400		12/15/2012	25,069
13,600,000	RI Health & Educational Building Corp. (EPBH/RIH/TMH Obligated Group)[1]	7.000		05/15/2039	16,271,448
160,000	RI Health & Educational Building Corp. (Johnson & Wales University)[1]	6.100		04/01/2026	160,170
40,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	6.500		04/01/2027	40,081
33,305,000	RI Tobacco Settlement Financing Corp. (TASC)	6.125	[4]	06/01/2052	402,324
10,375,000	RI Tobacco Settlement Financing Corp. (TASC)	6.750	[4]	06/01/2052	103,543
1,300,000	Tiverton, RI Special Obligation Tax (Mount Hope Bay Village)[1]	6.875		05/01/2022	1,309,607

					22,373,112
South Carolina—1.1%
500,000	Allendale County, SC School District Energy Savings Special Obligation[1]	8.500		12/01/2018	542,030
1,895,000	Lancaster County, SC (Sun City Carolina Lakes)[1]	5.450		12/01/2037	1,699,512
5,655,000	Richland County, SC Assessment Revenue (Village at Sandhill Improvement District)[1]	6.200		11/01/2036	4,923,413
600,000	SC Connector 2000 Assoc. Toll Road, Series B	5.535	[4]	01/01/2020	84,744
6,565,000	SC Connector 2000 Assoc. Toll Road, Series B	5.781	[4]	01/01/2021	886,209
11,240,000	SC Connector 2000 Assoc. Toll Road, Series B	6.697	[4]	01/01/2026	1,141,647
5,285,000	SC Educational Facilities Authority (Benedict College)[1]	5.600		07/01/2022	4,686,527
2,420,000	SC Educational Facilities Authority (Benedict College)[1]	5.625		07/01/2031	1,913,978
550,000	SC Educational Facilities Authority (Southern Wesleyan University)[1]	5.750		03/01/2029	554,362
35,000	SC Hsg. Finance & Devel. Authority, Series A-1[1]	5.300		07/01/2031	35,032
2,500,000	SC Jobs-EDA (Coastal Hsg. Foundation)[1]	6.250		04/01/2035	2,709,825
2,000,000	SC Jobs-EDA (Coastal Hsg. Foundation)[1]	6.500		04/01/2042	2,183,960
2,750,000	SC Jobs-EDA (Lutheran Homes)[1]	5.500		05/01/2028	2,512,290
45 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

South Carolina Continued
$935,000	SC Jobs-EDA (Palmetto Health)[1]	5.375%	08/01/2022	$1,064,834
2,000,000	SC Jobs-EDA (Palmetto Health)[1]	5.500	08/01/2026	2,199,940

				27,138,303
South Dakota—0.0%
135,000	SD Educational Enhancement Funding Corp. Tobacco Settlement[1]	6.500	06/01/2032	138,823
Tennessee—1.1%
115,000	Johnson City, TN H&EFB (Johnson City Medical Center)[1]	5.250	07/01/2028	115,017
5,000,000	TN Energy Acquisition Gas Corp.[1]	5.000	02/01/2024	5,313,650
9,800,000	TN Energy Acquisition Gas Corp.[1]	5.000	02/01/2027	10,054,212
4,820,000	TN Energy Acquisition Gas Corp.[1]	5.250	09/01/2021	5,253,896
4,910,000	TN Energy Acquisition Gas Corp.[1]	5.250	09/01/2026	5,242,751

				25,979,526
Texas—7.9%
1,305,000	Anson, TX Education Facilities Corp. Student Hsg. (University of Texas/Waterview Park)[1]	5.100	01/01/2034	1,051,491
6,035,000	Beasley, TX Higher Education Finance Corp., Series A1	5.125	12/01/2034	5,734,759
3,090,000	Bexar County, TX HFC (American Opportunity Hsg.-Nob Hill Apartments)	6.000	06/01/2021	1,853,876
6,625,000	Bexar County, TX HFC (American Opportunity Hsg.-Nob Hill Apartments)	6.000	06/01/2031	3,974,735
5,765,000	Bexar County, TX HFC (American Opportunity Hsg.-Waterford/Kingswood)[1]	7.000	12/01/2036	5,180,314
400,000	Bexar County, TX HFC (Doral Club)[1]	8.750	10/01/2036	280,692
40,000	Brazoria County, TX Municipal Utility District No. 18[1]	5.300	09/01/2028	40,031
20,000	Brazos County, TX HFDC (Franciscan Services Corp.)[1]	5.375	01/01/2032	20,301
60,000	Collin County, TX HFC (Community College District Foundation)[1]	5.250	06/01/2031	40,785
25,000	Dallas-Fort Worth, TX International Airport Facility[1]	5.200	01/15/2031	25,024
700,000	Danbury, TX Higher Education Finance Corp. (Island Foundation)[1]	6.250	02/15/2036	637,812
7,650,000	Donna, TX GO1	6.250	02/15/2037	6,870,542
235,000	El Paso County, TX HFC (American Village Communities), Series A1	6.250	12/01/2020	237,543
335,000	El Paso County, TX HFC (El Paso American Hsg. Foundation), Series A1	6.375	12/01/2032	337,459
5,171,000	Escondido, TX Public Improvement District (Horseshoe Bay)[1]	7.250	10/01/2033	5,185,117
20,000	Harris County, TX HFDC (Texas Children’s Hospital)[1]	5.250	10/01/2029	20,081
45,000	Harris County-Houston, TX Sports Authority[1]	5.000	11/15/2025	43,559
46 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Texas Continued
$16,000,000	Houston, TX Airport System, Series A2	5.500%		07/01/2039	$17,674,400
300,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	6.500		05/15/2031	331,908
2,345,000	Lubbock, TX HFC (Las Colinas Quail Creek Apartments)[1]	6.000		07/01/2022	2,081,211
1,530,000	Lubbock, TX HFC (Las Colinas Quail Creek Apartments)[1]	6.000		07/01/2025	1,298,771
770,000	Lubbock, TX HFC (Las Colinas Quail Creek Apartments)[1]	6.000		07/01/2032	606,568
2,900,000	Lufkin, TX Health Facilities Devel. Corp. (Memorial Health System of East Texas)[1]	6.250		02/15/2037	2,952,693
700,000	Maverick County, TX GO COP[1]	8.750		03/01/2034	701,547
2,350,000	Maverick County, TX GO COP[1]	8.750		03/01/2034	2,322,129
8,915,000	McLennan County, TX Public Facility Corp.[1]	6.625		06/01/2035	9,758,805
12,000,000	North Central TX HFDC (Children’s Medical Center)[2]	5.750		08/15/2039	13,408,680
3,695,000	Sabine, TX River Authority Pollution Control (TXU Electric Company)	6.150		08/01/2022	592,604
16,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[2]	6.250		11/15/2029	18,832,960
2,500,000	Tomball, TX Hospital Authority (Tomball Regional Hospital)[1]	5.000		07/01/2020	2,857,275
6,782,000	Trophy Club, TX Public Improvement (Highlands Trophy Club)[1]	7.750		10/01/2037	6,762,129
110,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	5.750		09/01/2027	69,724
485,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	6.000		09/01/2033	291,655
3,750,000	TX Municipal Gas Acquisition & Supply Corp.	5.250		12/15/2020	3,972,413
55,000,000	TX Municipal Gas Acquisition & Supply Corp.[2]	6.250		12/15/2026	64,127,800
1,700,000	TX Public Finance Authority Charter School Finance Corp. (Cosmos Foundation)[1]	6.000		02/15/2030	1,812,523
660,000	TX Public Finance Authority Charter School Finance Corp. (Ed-Burnham Wood)[1]	6.250		09/01/2036	619,126
1,085,000	TX Public Finance Authority Charter School Finance Corp. (New Fontiers School)[1]	5.800		08/15/2040	1,061,293
18,750,000	TX Turnpike Authority (Central TX Turnpike System)	6.590	[4]	08/15/2037	3,967,125

					187,637,460
U.S. Possessions—3.1%
40,000	Guam GO1	5.400		11/15/2018	40,001
1,200,000	Guam Government Business Privilege[1]	5.000		01/01/2031	1,329,000
500,000	Guam Government Department of Education COP (John F. Kennedy High School)[1]	6.625		12/01/2030	526,455
47 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$800,000	Guam Government Department of Education COP (John F. Kennedy High School)[1]	6.875%		12/01/2040	$845,512
9,000,000	Puerto Rico Commonwealth GO1	5.750		07/01/2036	9,873,540
2,000,000	Puerto Rico Commonwealth GO1	6.000		07/01/2039	2,203,880
5,000,000	Puerto Rico Commonwealth GO1	6.500		07/01/2037	5,693,700
2,830,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2028	3,109,236
65,000	Puerto Rico Infrastructure[1]	5.000		07/01/2041	65,617
850,000	Puerto Rico Infrastructure[1]	5.500		07/01/2024	962,642
8,000,000	Puerto Rico Infrastructure	7.075	[4]	07/01/2030	2,840,080
2,000,000	Puerto Rico Public Buildings Authority[1]	6.000		07/01/2041	2,242,000
7,550,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2026	8,738,144
1,000,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2031	1,242,060
8,500,000	Puerto Rico Public Finance Corp., Series B1	5.500		08/01/2031	9,202,440
29,670,000	Puerto Rico Sales Tax Financing Corp., Series A	6.110	[4]	08/01/2044	4,994,945
2,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500		08/01/2044	2,360,260
14,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.530	[4]	08/01/2047	1,949,640
50,000,000	Puerto Rico Sales Tax Financing Corp., Series A	7.280	[4]	08/01/2034	15,060,000

					73,279,152
Utah—0.1%
285,000	Utah County, UT Charter School (Lincoln Academy)[1]	5.875		06/15/2037	245,661
275,000	Utah County, UT Charter School (Renaissance Academy)[1]	5.625		07/15/2037	233,211
1,500,000	West Valley City, UT Sewer (East Hollywood High School)[1]	5.625		06/15/2037	1,233,750

					1,712,622
Vermont—0.0%
85,000	VT EDA (Wake Robin Corp.)[1]	6.300		03/01/2033	82,583
678,304	VT Educational & Health Buildings Financing Agency (Marlboro College)[1]	2.779		04/01/2019	641,676
125,000	VT Student Assistance Corp.[1]	5.000		03/01/2026	126,630

					850,889
Virginia—1.8%
2,300,000	Buena Vista, VA Public Recreational Facilities Authority (Golf Course)[1]	5.250		07/15/2025	1,920,960
825,000	Buena Vista, VA Public Recreational Facilities Authority (Golf Course)[1]	5.500		07/15/2035	664,876
625,000	Celebrate, VA North Community Devel. Authority Special Assessment[1]	6.750		03/01/2034	426,969
699,000	Farms New Kent, VA Community Devel. Authority Special Assessment	5.125		03/01/2036	429,605
3,000,000	Farms New Kent, VA Community Devel. Authority Special Assessment	5.450		03/01/2036	1,841,670
48 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Virginia Continued
$750,000	Farms New Kent, VA Community Devel. Authority Special Assessment	5.800%		03/01/2036	$459,923
25,000	Greensville County, VA IDA (Georgia-Pacific Corp.)[1]	5.300		08/01/2014	25,415
345,000	Manassas Park, VA Economic Devel. Authority[1]	6.000		07/15/2035	381,694
900,000	New Port, VA CDA[1]	5.600		09/01/2036	522,972
3,375,000	Peninsula, VA Town Center Community Devel. Authority Special Obligation[1]	6.450		09/01/2037	3,158,966
820,000	Stafford County & Staunton, VA IDA (Virginia Municipal League/Mt. Rogers)[1]	6.500		08/01/2028	832,989
2,800,000	Stafford County & Staunton, VA IDA (Virginia Municipal League/Mt. Rogers)[1]	6.500		08/01/2038	2,796,500
675,000	Suffolk, VA IDA (Lake Prince Center)[1]	5.300		09/01/2031	660,488
3,500,000	VA Celebrate South CDA Special Assessment	6.250		03/01/2037	2,335,585
950,000	VA College Building Authority (Regent University)[1]	5.000		06/01/2026	979,393
6,000,000	VA College Building Authority (Regent University)[1]	5.000		06/01/2029	6,126,000
585,000	VA College Building Authority Educational Facilities (Regent University)[1]	5.000		06/01/2036	590,171
3,700,000	VA Small Business Financing Authority (Hampton Roads Proton)[1]	9.000		07/01/2039	3,932,693
11,020,000	VA Tobacco Settlement Authority[1]	5.000		06/01/2047	7,078,256
35,170,000	VA Tobacco Settlement Authority	5.670	[4]	06/01/2047	831,419
162,770,000	VA Tobacco Settlement Authority	5.770	[4]	06/01/2047	3,253,772
5,000,000	VA Tobacco Settlement Financing Corp.	5.200		06/01/2046	3,336,750

					42,587,066
Washington—3.1%
1,000,000	Bremerton, WA Hsg. Authority[1]	5.300		06/01/2026	958,270
4,145,000	Bremerton, WA Hsg. Authority[1]	5.500		06/01/2037	3,578,005
25,000	Pierce County, WA Hsg. Authority[1]	5.800		12/01/2023	23,295
100,000	Port Camas, WA Public Industrial Corp. (James River Corp. of Virginia)[1]	6.700		04/01/2023	100,121
2,410,000	Seattle, WA Hsg. Authority (Gamelin House & Genesee)[1]	5.700		11/01/2035	2,363,680
165,000	Skagit Valley, WA College[1]	5.625		11/01/2017	165,380
140,000	Skagit Valley, WA College[1]	5.750		11/01/2023	140,218
500,000	Vancouver, WA Downtown Redevel. Authority (Conference Center)[1]	5.250		01/01/2028	305,740
1,800,000	Vancouver, WA Downtown Redevel. Authority (Conference Center)[1]	5.250		01/01/2034	1,042,452
60,000	Vancouver, WA Hsg. Authority[1]	5.500		03/01/2028	60,108
4,000,000	Vancouver, WA Hsg. Authority (Springbrook Village Apartments)[1]	5.000		03/01/2025	4,446,800
49 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Washington Continued
$33,785,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[2]	6.375%	10/01/2036	$39,373,679
15,000,000	WA Health Care Facilities Authority (Providence Health System-Washington)[2]	5.250	10/01/2033	16,390,950
90,000	WA Health Care Facilities Authority (Yakima Valley Memorial Hospital Assoc.)[1]	5.250	12/01/2020	89,723
145,000	WA Health Care Facilities Authority (Yakima Valley Memorial Hospital Assoc.)[1]	5.375	12/01/2027	145,716
10,000	WA HFC (Nickerson Area Properties)[1]	5.250	01/01/2023	9,451
5,000,000	WA Tobacco Settlement Authority (TASC)[1]	6.500	06/01/2026	5,221,100
25,000	WA Tobacco Settlement Authority (TASC)[1]	6.625	06/01/2032	26,013
60,000	White Salmon, WA Water & Sewer[1]	6.000	07/01/2015	60,169

				74,500,870
West Virginia—0.2%
920,000	Brooke County, WV (Bethany College)[1]	6.500	10/01/2031	985,458
1,750,000	Brooke County, WV (Bethany College)[1]	6.750	10/01/2037	1,875,090
500,000	Wheeling, WV Tax Increment (Stone Building Renovation)[1]	5.200	06/01/2025	443,880
1,500,000	Wheeling, WV Tax Increment (Stone Building Renovation)[1]	5.500	06/01/2033	1,259,760

				4,564,188
Wisconsin—1.2%
1,750,000	Sokaogon, WI Chippewa Community (Gaming)[3]	7.000	01/01/2026	787,518
5,000,000	WI GO1	6.000	05/01/2036	5,950,850
350,000	WI H&EFA (Beloit College)[1]	6.125	06/01/2035	370,185
350,000	WI H&EFA (Beloit College)[1]	6.125	06/01/2039	369,121
5,000	WI H&EFA (Froedert & Community)[1]	5.375	10/01/2030	5,057
280,000	WI H&EFA (Kenosha Hospital & Medical Center)[1]	5.625	05/15/2029	281,274
25,000	WI H&EFA (Marshfield Clinic)[1]	6.000	02/15/2025	25,038
2,140,000	WI H&EFA (Richland Hospital)[1]	5.375	06/01/2028	1,968,329
17,260,000	WI H&EFA (SSM Health Care Corp.)[1]	5.250	06/01/2034	18,781,582
650,000	WI Public Finance Authority (Thomas Jefferson Classical Academy)[1]	7.125	07/01/2042	678,717

				29,217,671

Total Municipal Bonds and Notes (Cost $3,000,129,227)				2,758,568,095

Corporate Bonds and Notes—0.0%
83,847	Delta Air Lines, Inc., Sr. Unsec. Nts.[1,7] (Cost $83,008)	8.00	12/01/2015	80,890
Total Investments, at Value (Cost $3,000,212,235)—115.5%				2,758,648,985
Liabilities in Excess of Other Assets—(15.5)				(369,782,207)

Net Assets—100.0%				$2,388,866,778

50 | OPPENHEIMER AMT-FREE MUNICIPALS

Footnotes to Statement of Investments

1.	All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 6 of the accompanying Notes.

2.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 1 of the accompanying Notes.

3.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.

4.	Zero coupon bond reflects effective yield on the date of purchase.

5.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6.	This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.

7.	Received as a result of a corporate action.

8.	Restricted security. The aggregate value of restricted securities as of January 31, 2012 was $295, which represents less than 0.005% of the Fund’s net assets. See Note 5 of the accompanying Notes. Information concerning restricted securities is as follows:

	Acquisition			Unrealized
Security	Dates	Cost	Value	Appreciation

IL Finance Authority (Monarch Landing)	6/11/09	$—	$21	$21
IL Finance Authority (Monarch Landing)	6/11/09	—	36	36
IL Finance Authority (Sedgebrook)	6/11/09	—	38	38
IL Finance Authority (Sedgebrook)	5/5/09-6/12/09	—	100	100
IL Finance Authority (Sedgebrook)	6/11/09-6/12/09	—	100	100

		$—	$295	$295

9.	When-issued security or delayed delivery to be delivered and settled after January 31, 2012. See Note 1 of the accompanying Notes.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of January 31, 2012 based on valuation input level:

			Level 3 —
	Level 1 —	Level 2 —	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$42,062,421	$—	$42,062,421
Alaska	—	8,672,361	—	8,672,361
Arizona	—	81,695,162	—	81,695,162
51 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

			Level 3 —
	Level 1 —	Level 2 —	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes Continued
Arkansas	$—	$2,288,142	$—	$2,288,142
California	—	489,901,594	—	489,901,594
Colorado	—	44,967,903	—	44,967,903
Connecticut	—	5,123,669	—	5,123,669
Delaware	—	6,037,987	—	6,037,987
District of Columbia	—	13,921,804	—	13,921,804
Florida	—	325,679,958	5,861,303	331,541,261
Georgia	—	43,013,472	—	43,013,472
Idaho	—	5,874,215	—	5,874,215
Illinois	—	304,555,829	295	304,556,124
Indiana	—	57,219,206	—	57,219,206
Iowa	—	43,806,122	—	43,806,122
Kansas	—	3,736,437	—	3,736,437
Kentucky	—	185,580	10	185,590
Louisiana	—	47,665,729	—	47,665,729
Maine	—	7,918,480	—	7,918,480
Maryland	—	8,337,000	—	8,337,000
Massachusetts	—	3,069,268	—	3,069,268
Michigan	—	62,620,085	—	62,620,085
Minnesota	—	13,446,525	—	13,446,525
Mississippi	—	5,280,667	—	5,280,667
Missouri	—	70,200,734	—	70,200,734
Montana	—	9,492,343	—	9,492,343
Nebraska	—	5,732,316	—	5,732,316
Nevada	—	83,039,901	—	83,039,901
New Hampshire	—	65,870,855	—	65,870,855
New Jersey	—	56,777,114	—	56,777,114
New Mexico	—	12,984,487	—	12,984,487
New York	—	153,306,591	—	153,306,591
North Carolina	—	543,182	—	543,182
North Dakota	—	40,119	—	40,119
Ohio	—	131,150,407	—	131,150,407
Oklahoma	—	16,639,779	—	16,639,779
Oregon	—	988,607	—	988,607
Pennsylvania	—	28,880,754	—	28,880,754
Rhode Island	—	22,373,112	—	22,373,112
South Carolina	—	27,138,303	—	27,138,303
South Dakota	—	138,823	—	138,823
Tennessee	—	25,979,526	—	25,979,526
Texas	—	187,637,460	—	187,637,460
U.S. Possessions	—	73,279,152	—	73,279,152
Utah	—	1,712,622	—	1,712,622
Vermont	—	850,889	—	850,889
52 | OPPENHEIMER AMT-FREE MUNICIPALS

			Level 3 —
	Level 1 —	Level 2 —	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes Continued
Virginia	$—	$42,587,066	$—	$42,587,066
Washington	—	74,500,870	—	74,500,870
West Virginia	—	4,564,188	—	4,564,188
Wisconsin	—	29,217,671	—	29,217,671
Corporate Bonds and Notes	—	80,890	—	80,890

Total Assets	$—	$2,752,787,377	$5,861,608	$2,758,648,985

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

			Change in
	Value as		unrealized	Net	Value as of
	of July 29,	Realized	appreciation/	purchases	January 31,
	2011[a]	gain (loss)	depreciation	(sales)	2012

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Florida	$5,369,262	$—	$507,041	$(15,000)	$5,861,303
Illinois	295	—	—	—	295
Kentucky	10	—	—	—	10
Texas	9,600,000	(283,800)	400,000	(9,716,200)	—

Total Assets	$14,969,567	$(283,800)	$907,041	$(9,731,200)	$5,861,608

a.	July 29, 2011 represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
To simplify the listings of securities, abbreviations are used per the table below:

ARC	Assoc. of Retarded Citizens
AUS	Allegheny United Hospital
BCCC	Botsford Continuing Care Corp.
BGH	Botsford General Hospital
CDA	Communities Devel. Authority
CECS	Carden Elementary Charter School
CEMS	Community Emergency Medical Services
CFGH	Central Florida Group Homes
CHHC	Community Health & Home Care
COP	Certificates of Participation
DA	Dormitory Authority

DKH	Day Kimball Hospital
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority
EF&CD	Environmental Facilities and Community Devel.
EICS	E-Institute Charter School
EMH	Elmhurst Memorial Hospital
EMHH	Elmhurst Memorial Home Health
EMHS	Elmhurst Memorial Health System
53 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
To simplify the listings of securities, abbreviations are used per the table below: Continued

EPBH	Emma Pendelton Bradley Hospital
FHA	Federal Housing Agency/Authority
FHS	Freeman Health System
FNH	Freeman Neosho Hospital
FRS	Family Rehabilitation Services
(Hancock Manor)
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
H&EFB	Health and Educational Facilities Board
H&HEFA	Hospitals and Higher Education Facilities Authority
HDC	Housing Devel. Corp.
HE&HFA	Higher Education and Health Facilities Authority
HEFA	Higher Education Facilities Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
HNE	Healthnet of New England
HUHS	Hahnemann University Hospital System
IDA	Industrial Devel. Agency
L.I.	Long Island
MCP	Medical College Of Pennsylvania
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
MTA	Metropolitan Transportation Authority
NYC	New York City
NYS	New York State
OHC	Oakwood Hospital Corp.
OLOLMC	Our Lady of Lake Medical Center
OLOLRMC	Our Lady of Lourdes Regional Medical Center
OPSU	Oklahoma Panhandle State University
OUH	Oakwood United Hospitals
RIH	Rhode Island Hospital
ROLs	Residual Option Longs
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
TASC	Tobacco Settlement Asset-Backed Bonds
TAT	The Academy of Tuscson
TC	Travis Corp. (People Care)
TMH	The Miriam Hospital
UC	United Care
VC	VinFen Corp.
VCS	VinFen Clinical Services
YMCA	Young Men’s Christian Assoc.
ZHCC	Zieger Health Care Corp.

See accompanying Notes to Financial Statements.
54 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES Unaudited

January 31, 2012

Assets
Investments, at value (cost $3,000,212,235)—see accompanying statement of investments	$2,758,648,985
Cash	949,639
Receivables and other assets:
Interest	34,539,730
Shares of beneficial interest sold	8,061,158
Investments sold	4,218,238
Other	218,473

Total assets	2,806,636,223

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	353,315,000
Investments purchased (including $13,310,000 purchased on a when-issued or delayed delivery basis)	43,328,417
Payable on borrowings (See Note 6)	9,500,000
Shares of beneficial interest redeemed	7,696,225
Dividends	2,952,729
Distribution and service plan fees	433,710
Trustees’ compensation	277,378
Shareholder communications	84,374
Transfer and shareholder servicing agent fees	77,946
Interest expense on borrowings	58
Other	103,608

Total liabilities	417,769,445

Net Assets	$2,388,866,778

Composition of Net Assets
Par value of shares of beneficial interest	$354,029
Additional paid-in capital	3,094,293,584
Accumulated net investment income	22,063,127
Accumulated net realized loss on investments	(486,280,712)
Net unrealized depreciation on investments	(241,563,250)

Net Assets	$2,388,866,778

55 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,683,908,237 and 249,208,552 shares of beneficial interest outstanding)	$6.76
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$7.10

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $35,060,044 and 5,216,186 shares of beneficial interest outstanding)	$6.72

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $456,580,230 and 67,952,228 shares of beneficial interest outstanding)	$6.72

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $213,318,267 and 31,651,971 shares of beneficial interest outstanding)	$6.74
See accompanying Notes to Financial Statements.
56 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended January 31, 2012

Investment Income
Interest	$84,702,664
Other income	3,118

Total investment income	84,705,782

Expenses
Management fees	4,498,165
Distribution and service plan fees:
Class A	1,894,723
Class B	170,116
Class C	2,144,887
Transfer and shareholder servicing agent fees:
Class A	359,983
Class B	21,672
Class C	138,517
Class Y	28,382
Shareholder communications:
Class A	59,226
Class B	2,777
Class C	14,647
Class Y	536
Interest expense and fees on short-term floating rate notes issued (See Note 1)	1,805,630
Borrowing fees	1,219,478
Trustees’ compensation	20,223
Interest expense on borrowings	14,185
Custodian fees and expenses	11,063
Administration service fees	750
Other	420,002

Total expenses	12,824,962
Less waivers and reimbursements of expenses	(3,042)

Net expenses	12,821,920

Net Investment Income	71,883,862

Realized and Unrealized Gain (Loss)
Net realized loss on investments	(16,928,747)
Net change in unrealized appreciation/depreciation on investments	180,825,256

Net Increase in Net Assets Resulting from Operations	$235,780,371

See accompanying Notes to Financial Statements.
57 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	January 31, 2012	July 29,
	(Unaudited)	2011[1]

Operations
Net investment income	$71,883,862	$165,232,815
Net realized loss	(16,928,747)	(118,906,943)
Net change in unrealized appreciation/depreciation	180,825,256	28,444,777

Net increase in net assets resulting from operations	235,780,371	74,770,649

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(51,123,861)	(120,184,044)
Class B	(951,209)	(2,213,024)
Class C	(12,167,836)	(27,353,642)
Class Y	(3,975,390)	(1,016,950)

	(68,218,296)	(150,767,660)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(54,403,159)	(400,260,528)
Class B	(2,349,507)	(5,233,445)
Class C	5,381,165	(83,636,217)
Class Y	146,929,017	49,466,193

	95,557,516	(439,663,997)

Net Assets
Total increase (decrease)	263,119,591	(515,661,008)
Beginning of period	2,125,747,187	2,641,408,195

End of period (including accumulated net investment income of $22,063,127 and $18,397,561, respectively)	$2,388,866,778	$2,125,747,187

1.	July 29, 2011 represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
58 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF CASH FLOWS Unaudited

For the Six Months Ended January 31, 2012

Cash Flows from Operating Activities
Net increase in net assets from operations	$235,780,371
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(314,378,243)
Proceeds from disposition of investment securities	214,129,259
Short-term investment securities, net	2,159,648
Premium amortization	1,732,936
Discount accretion	(15,217,300)
Net realized loss on investments	16,928,747
Net change in unrealized appreciation/depreciation on investments	(180,825,256)
Change in assets:
Decrease in receivable for securities sold	2,688,185
Decrease in other assets	573,018
Increase in interest receivable	(1,658,676)
Change in liabilities:
Increase in payable for securities purchased	23,613,943
Decrease in other liabilities	(85,781)

Net cash used in operating activities	(14,559,149)

Cash Flows from Financing Activities
Proceeds from bank borrowings	226,800,000
Payments on bank borrowings	(236,100,000)
Payments on short-term floating rate notes issued	(9,655,000)
Proceeds from shares sold	426,764,854
Payments on shares redeemed	(372,457,728)
Cash distributions paid	(20,539,899)

Net cash provided by financing activities	14,812,227
Net increase in cash	253,078
Cash, beginning balance	696,561

Cash, ending balance	$949,639

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $46,725,668.
Cash paid for interest on bank borrowings—$15,887.
Cash paid for interest on short-term floating rate notes issued—$1,805,630.
See accompanying Notes to Financial Statements.
59 | OPPENHEIMER AMT-FREE MUNICIPALS

FINANCIAL HIGHLIGHTS

	Six Months	Year	Year
	Ended	Ended	Ended
	January 31, 2012	July 29,	July 30,	Year Ended July 31,
Class A	(Unaudited)	2011[1]	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$6.27	$6.39	$5.51	$7.90	$10.04	$10.08

Income (loss) from investment operations:
Net investment income[2]	.22	.46	.45	.50	.53	.51
Net realized and unrealized gain (loss)	.47	(.17)	.89	(2.37)	(2.17)	(.07)

Total from investment operations	.69	.29	1.34	(1.87)	(1.64)	.44

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.20)	(.41)	(.46)	(.52)	(.50)	(.48)

Net asset value, end of period	$6.76	$6.27	$6.39	$5.51	$7.90	$10.04

Total Return, at Net Asset Value[3]	11.33%	4.97%	24.64%	(23.57)%	(16.68)%	4.37%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,683,908	$1,619,244	$2,081,580	$1,447,860	$1,605,257	$2,129,928

Average net assets (in thousands)	$1,582,418	$1,779,808	$1,953,017	$1,234,468	$1,807,703	$1,838,511

Ratios to average net assets:[4]
Net investment income	6.79%	7.39%	7.12%	8.67%	6.05%	4.93%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.75%	0.74%	0.71%	0.76%	0.71%	0.71%
Interest and fees from borrowings	0.11%	0.13%	0.23%	0.92%	0.20%	0.08%
Interest and fees on short-term floating rate notes issued[5]	0.17%	0.21%	0.22%	0.65%	0.73%	0.58%

Total expenses	1.03%	1.08%	1.16%	2.33%	1.64%	1.37%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.03%	1.08%	1.16%	2.33%	1.64%	1.37%

Portfolio turnover rate	9%	30%	21%	23%	60%	18%

1.	July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective 2011 and 2010 fiscal years. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
60 | OPPENHEIMER AMT-FREE MUNICIPALS

	Six Months	Year	Year
	Ended	Ended	Ended
	January 31, 2012	July 29,	July 30,	Year Ended July 31,
Class B	(Unaudited)	2011[1]	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$6.24	$6.36	$5.48	$7.87	$10.00	$10.04

Income (loss) from investment operations:
Net investment income[2]	.19	.40	.39	.45	.46	.42
Net realized and unrealized gain (loss)	.47	(.16)	.90	(2.38)	(2.17)	(.06)

Total from investment operations	.66	.24	1.29	(1.93)	(1.71)	.36

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.18)	(.36)	(.41)	(.46)	(.42)	(.40)

Net asset value, end of period	$6.72	$6.24	$6.36	$5.48	$7.87	$10.00

Total Return, at Net Asset Value[3]	10.75%	4.11%	23.72%	(24.35)%	(17.34)%	3.56%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$35,060	$34,889	$41,234	$28,789	$35,642	$54,645

Average net assets (in thousands)	$33,762	$37,308	$37,974	$26,189	$43,378	$57,919

Ratios to average net assets:[4]
Net investment income	5.93%	6.54%	6.26%	7.78%	5.21%	4.09%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.61%	1.60%	1.56%	1.64%	1.54%	1.51%
Interest and fees from borrowings	0.11%	0.13%	0.23%	0.92%	0.20%	0.08%
Interest and fees on short-term floating rate notes issued[5]	0.17%	0.21%	0.22%	0.65%	0.73%	0.58%

Total expenses	1.89%	1.94%	2.01%	3.21%	2.47%	2.17%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.89%	1.94%	2.01%	3.21%	2.47%	2.17%

Portfolio turnover rate	9%	30%	21%	23%	60%	18%

1.	July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective 2011 and 2010 fiscal years. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
61 | OPPENHEIMER AMT-FREE MUNICIPALS

FINANCIAL HIGHLIGHTS Continued

	Six Months	Year	Year
	Ended	Ended	Ended
	January 31, 2012	July 29,	July 30,	Year Ended July 31,
Class C	(Unaudited)	2011[1]	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$6.24	$6.36	$5.48	$7.87	$10.00	$10.04

Income (loss) from investment operations:
Net investment income[2]	.19	.40	.40	.45	.47	.43
Net realized and unrealized gain (loss)	.47	(.15)	.89	(2.37)	(2.17)	(.07)

Total from investment operations	.66	.25	1.29	(1.92)	(1.70)	.36

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.18)	(.37)	(.41)	(.47)	(.43)	(.40)

Net asset value, end of period	$6.72	$6.24	$6.36	$5.48	$7.87	$10.00

Total Return, at Net Asset Value[3]	10.79%	4.18%	23.82%	(24.27)%	(17.29)%	3.60%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$456,580	$418,638	$518,594	$310,593	$323,411	$416,347

Average net assets (in thousands)	$425,878	$455,782	$465,652	$252,892	$361,518	$344,756

Ratios to average net assets:[4]
Net investment income	6.00%	6.60%	6.32%	7.89%	5.30%	4.16%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.53%	1.53%	1.48%	1.55%	1.48%	1.47%
Interest and fees from borrowings	0.11%	0.13%	0.23%	0.92%	0.20%	0.08%
Interest and fees on short-term floating rate notes issued[5]	0.17%	0.21%	0.22%	0.65%	0.73%	0.58%

Total expenses	1.81%	1.87%	1.93%	3.12%	2.41%	2.13%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.81%	1.87%	1.93%	3.12%	2.41%	2.13%

Portfolio turnover rate	9%	30%	21%	23%	60%	18%

1.	July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective 2011 and 2010 fiscal years. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
62 | OPPENHEIMER AMT-FREE MUNICIPALS

	Six Months
	Ended	Period
	January 31, 2012	Ended
Class Y	(Unaudited)	July 29, 2011[1]

Per Share Operating Data
Net asset value, beginning of period	$6.26	$6.19

Income (loss) from investment operations:
Net investment income[2]	.22	.30
Net realized and unrealized gain	.47	.05

Total from investment operations	.69	.35

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.21)	(.28)

Net asset value, end of period	$6.74	$6.26

Total Return, at Net Asset Value[3]	11.31%	6.03%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$213,319	$52,976

Average net assets (in thousands)	$117,186	$22,067

Ratios to average net assets:[4]
Net investment income	6.88%	7.47%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.50%	0.54%
Interest and fees from borrowings	0.11%	0.10%
Interest and fees on short-term floating rate notes issued[5]	0.17%	0.21%

Total expenses	0.78%	0.85%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.78%	0.85%

Portfolio turnover rate	9%	30%

1.	For the period from November 29, 2010 (inception of offering) to July 29, 2011, which represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
63 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer AMT-Free Municipals (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek as high a level of current interest income exempt from federal income taxes as is available from investing in municipal securities, while attempting to preserve capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Previous Annual Periods. The last day of the Fund’s fiscal year was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
64 | OPPENHEIMER AMT-FREE MUNICIPALS

     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. As of January 31, 2012, the Manager determined the fair valuation of certain municipal bonds, which do not trade in the market, based on internally developed cash flow models and
65 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
information about the anticipated sale of the underlying properties. The Manager determined the fair valuation of certain municipal bonds based on the residual value of final future payments received from an independent pricing service. Such investments have been classified as Level 3 instruments.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of January 31, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed
Delivery Basis Transactions

Purchased securities	$13,310,000
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. These securities entail leverage, and their interest rate varies inversely at a multiple of the change in short-term interest rates. As short term interest rates rise, inverse floating rate securities produce less current income. The value of such securities is also more volatile than comparable fixed rate securities.
     An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund purchases and subsequently transfers a fixed rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells
66 | OPPENHEIMER AMT-FREE MUNICIPALS

short-term floating rate securities representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.
     Because holders of the short term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying bond paid to the Fund is inversely related the rate of interest on the short term floating rate securities.
     Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short term floating rate securities. Through the exercise of either of these rights, the Fund can terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase
67 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
(or decrease) the principal amount of short term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.
     The Fund’s investments in inverse floating rate securities involve certain risks. The value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate municipal bond having a similar credit quality and maturity, and should be expected to be more volatile than a direct investment in the related underlying municipal bond because of the effect of leverage provided by the related short term floating rate securities. An inverse floating rate security can be expected to underperform fixed rate municipal bonds when the difference between long term and short term interest rates is decreasing (or is already small) or when long term interest rates are rising, but can be expected to outperform fixed rate municipal bonds when the difference between long term and short term interest rates is increasing (or is already large) or when long term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security generally receiving the proceeds of such sale only after the holders of the short term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.
     Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement may effectively make the Fund liable for the amount of the difference between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the
68 | OPPENHEIMER AMT-FREE MUNICIPALS

standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of January 31, 2012, the Fund’s maximum exposure under such agreements is estimated at $217,355,000.
     When the Fund creates an inverse floating rate security in a tender option bond transaction by purchasing and subsequently transferring an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations, while interest payable on the related short term floating rate securities is recorded as interest expense. At January 31, 2012, municipal bond holdings with a value of $604,989,795 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $353,315,000 in short-term floating rate securities issued and outstanding at that date.
At January 31, 2012, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$2,000,000	AK HFC ROLs	15.629%	12/1/33	$2,027,600
3,925,000	CA Dept. of Veterans Affairs Home Purchase ROLs[3]	10.270	12/1/23	4,042,789
6,670,000	CA Health Facilities Financing Authority (Sutter Health/California Pacific Medical Center Obligated Group) DRIVERS	12.170	11/15/46	7,536,767
5,000,000	CA Health Facilities Financing Authority ROLs[3]	17.813	7/1/39	6,977,200
3,000,000	Chicago, IL Park District (Harbor Facilities) DRIVERS[3]	8.363	1/1/37	3,645,420
5,000,000	Chicago, IL Park District (Harbor Facilities) DRIVERS[3]	8.363	1/1/40	6,051,800
3,750,000	Clark County, NV Airport ROLs[3]	17.513	7/1/42	5,607,600
5,000,000	Clark County, NV Water Reclamation District DRIVERS	15.987	7/1/38	7,275,200
10,000,000	East Bay, CA Municipal Utility District (Water System) ROLs[3]	8.114	6/1/36	13,096,600
3,480,000	FL COP (Dept. of Management Services) DRIVERS	12.162	8/1/28	4,834,903
4,000,000	Greater Orlando, FL Aviation Authority ROLs[3]	15.199	10/1/32	5,510,720
4,000,000	Houston, TX Airport System ROLs[3]	16.941	7/1/39	5,674,400
5,000,000	IL Finance Authority (Northwestern Memorial Hospital) DRIVERS	18.593	8/15/39	8,037,400
3,750,000	IL Finance Authority ROLs	15.920	5/15/29	4,452,900
12,500,000	IL Metropolitan Pier & Exposition Authority ROLs[3]	8.450	6/15/50	13,910,750
7,500,000	IL Metropolitan Pier & Exposition Authority ROLs[3]	8.986	6/15/50	8,715,150
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$3,650,000	MI Hospital Finance Authority ROLs[3]	19.270%	12/1/23	$6,654,534
11,000,000	NH H&EFA (LRG Healthcare) DRIVERS	8.798	10/1/34	13,412,080
5,250,000	NH H&EFA ROLs[3]	22.290	4/1/38	10,129,770
3,000,000	North Central Texas HFDC (Children’s Medical Center) DRIVERS	17.724	8/15/39	4,408,680
9,540,000	NY Triborough Bridge & Tunnel Authority ROLs[3]	8.004	11/15/37	11,282,958
4,920,000	NYC GO DRIVERS	16.410	4/1/36	7,769,861
10,000,000	NYC Municipal Water Finance Authority ROLs[3]	8.114	6/15/36	11,394,000
2,500,000	Orange County, FL School Board ROLs[3]	16.701	8/1/34	3,652,200
3,100,000	Pima County, AZ IDA (Metro Police Facility) DRIVERS	16.212	7/1/39	3,974,944
4,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. ROLs[3]	19.106	11/15/29	6,832,960
22,000,000	TX Municipal Gas Acquisition & Supply Corp. ROLs[3]	10.453	12/15/26	31,127,800
2,625,000	University of California (Regents Medical Center) DRIVERS	15.119	5/15/37	3,369,660
3,000,000	University of Illinois (Auxiliary Facilities Systems) DRIVERS	17.724	4/1/38	4,523,520
7,500,000	WA Austin Trust Various States Inverse Certificates	8.298	10/1/33	8,890,950
11,265,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[3]	15.089	10/1/36	16,853,679
				$251,674,795

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2.	Represents the current interest rate for the inverse floating rate security.

3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.
The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities, and interest on the security is recorded as investment income on the Fund’s Statement of Operations.
     The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short term floating rate securities that are related to the inverse floating rate securities from time to time held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $353,315,000 or 12.59% of its total assets as of January 31, 2012.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire
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securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of January 31, 2012 is as follows:

Cost	$149,407,053
Market Value	$65,838,480
Market Value as a % of Net Assets	2.76%
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended July 29, 2011, the Fund did not utilize any capital loss carry-forward to offset capital gains realized in that fiscal year. Details of the capital loss carry-forwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

Expiring

2016	$38,527,923
2017	105,610,446
2018	177,767,456
2019	12,340,869
No expiration	136,019,304

Total	$470,265,998

Capital losses with no expiration will be carried forward to future years if not offset by gains in the remaining six months of the Fund’s fiscal year. When increased by capital loss carryforwards in existence at July 29, 2011, the Fund had estimated capital loss carryforwards of $334,246,694 expiring in 2019 and $136,019,304 which will not expire. During the six months ended January 31, 2012, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2012 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$2,667,505,317 [1]

Gross unrealized appreciation	$197,293,316
Gross unrealized depreciation	(456,666,164)

Net unrealized depreciation	$(259,372,848)

1.	The Federal tax cost of securities does not include cost of $350,516,516, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended January 31, 2012, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$3,876
Payments Made to Retired Trustees	21,351
Accumulated Liability as of January 31, 2012	142,883
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s
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assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2012		Year Ended July 29, 2011[1]
	Shares	Amount	Shares	Amount

Class A
Sold	30,921,546	$199,046,313	58,818,698	$364,149,181
Dividends and/or distributions reinvested	5,643,680	36,177,486	11,701,683	71,809,165
Redeemed	(45,578,813)	(289,626,958)	(137,800,224)	(836,218,874)

Net decrease	(9,013,587)	$(54,403,159)	(67,279,843)	$(400,260,528)

Class B
Sold	398,580	$2,544,786	917,624	$5,709,855
Dividends and/or distributions reinvested	112,164	715,066	218,980	1,333,657
Redeemed	(886,945)	(5,609,359)	(2,022,582)	(12,276,957)

Net decrease	(376,201)	$(2,349,507)	(885,978)	$(5,233,445)

Class C
Sold	6,164,543	$39,349,065	14,139,006	$87,210,960
Dividends and/or distributions reinvested	1,256,030	8,007,371	2,559,842	15,604,161
Redeemed	(6,594,025)	(41,975,271)	(31,076,219)	(186,451,338)

Net increase (decrease)	826,548	$5,381,165	(14,377,371)	$(83,636,217)

Class Y
Sold	27,762,241	$177,022,664	9,714,846	$56,957,014
Dividends and/or distributions reinvested	284,347	1,825,745	146,954	891,593
Redeemed	(4,860,725)	(31,919,392)	(1,395,692)	(8,382,414)

Net increase	23,185,863	$146,929,017	8,466,108	$49,466,193

1.	For the year ended July 29, 2011, for Class A, B and C shares, and for the period from November 29, 2010 (inception of offering) to July 29, 2011 for Class Y shares.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2012, were as follows:

	Purchases	Sales

Investment securities	$314,378,243	$214,129,259
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4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.60%
Next $100 million	0.55
Next $200 million	0.50
Next $250 million	0.45
Next $250 million	0.40
Over $1 billion	0.35
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2012, the Fund paid $546,362 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2011 were as follows:

Class B	$2,102,550
Class C	7,432,771
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor
January 31, 2012	$186,051	$49,324	$23,240	$12,828
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to reimburse the Fund for a portion of the legal costs and fees incurred in connection with the pending litigation matters discussed in the “Pending Litigation” note which appears later in this report. During the six months ended January 31, 2012, the Manager reimbursed the Fund $3,042 for legal costs and fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for Classes B, C and Y shares to 0.35% of average annual net assets per class; this limit also applied to Class A shares prior to October 1, 2011. Effective October 1, 2011, OFS has voluntarily agreed to limit its fees for Class A shares to 0.30% of average annual net assets of the class.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Restricted Securities
As of January 31, 2012, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
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6. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes.
     The Fund can also use the borrowings for other investment-related purposes, including in connection with the Fund’s inverse floater investments as discussed in Note 1. The Fund may use the borrowings to reduce the leverage amount of, or unwind or “collapse” trusts that issued “inverse floaters” owned by the Fund, or in circumstances in which the Fund has entered into a shortfall and forbearance agreement with the sponsor of the inverse floater trust to meet the Fund’s obligation to reimburse the sponsor of the inverse floater for the difference between the liquidation value of the underlying bond and the amount due to holders of the short-term floating rate notes issued by the Trust. See the discussion in Note 1 (Inverse Floating Rate Securities) for additional information.
     The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and Citibank N.A. which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.0 billion, collectively, by the Oppenheimer Rochester Funds. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.2212% as of January 31, 2012). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended January 31, 2012 equal 0.09% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
     As of January 31, 2012, the Fund had borrowings outstanding at an interest rate of 0.2212%. Details of the borrowings for the six months ended January 31, 2012 are as follows:

Average Daily Loan Balance	$14,130,435
Average Daily Interest Rate	0.205%
Fees Paid	$493,036
Interest Paid	$15,887
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Reverse Repurchase Agreements
The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counterparty at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.
     The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counterparty’) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. The Fund also continues to receive the economic benefit of interest payments received on securities subject to reverse repurchase agreements, in the form of a direct payment from the counterparty. These payments are included in interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the six months ended January 31, 2012 are included in expenses on the Fund’s Statement of Operations and equal 0.02% of the Fund’s average net assets on an annualized basis.
     The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counterparty to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the counter-party may request additional securities from the Fund. The Fund has the right to declare the first or fifteenth day of any calendar month as the repurchase date for any outstanding reverse repurchase agreement upon delivery of advanced notification and may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.
     The Fund executed no transaction under the Facility during the six months ended January 31, 2012.
8. Pending Litigation
Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and
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distributor (the “Distributor”), and certain funds—including the Fund—advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities laws and various states’ securities, consumer protection and common law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. On June 1, 2011, the U.S. District Court for the District of Colorado gave preliminary approval to stipulations and agreements of settlement in certain putative class action lawsuits involving two Defendant Funds, Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund. On September 30, 2011, the court entered orders and final judgments approving the settlements as fair, reasonable and adequate. Those orders are not subject to further appeal. These settlements do not resolve other outstanding lawsuits relating to Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund, nor do the settlements affect certain other putative class action lawsuits pending in federal court against the Manager, the Distributor, the Fund and other Defendant Funds and their independent trustees.
     In 2009, what are claimed to be derivative lawsuits were filed in New Mexico state court against the Manager and a subsidiary (but not against the Fund) on behalf of the New Mexico Education Plan Trust challenging a settlement reached in 2010 between the Manager, its subsidiary and the Distributor and the board of the New Mexico section 529 college savings plan. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses. On September 9, 2011, the court denied plaintiffs’ request for a hearing to determine the fairness of the settlement, finding that plaintiffs lacked standing to pursue derivative claims on behalf of the Trust. On October 27, 2011, the parties to these actions filed a joint motion to dismiss the lawsuits with prejudice, which the court granted on October 28, 2011.
     Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
8. Pending Litigation Continued
the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
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CREDIT ALLOCATION Unaudited
This table provides further information regarding the “Unrated” securities category shown in the “Credit Allocation-Credit Rating Breakdown” table located earlier in this report. The third column below titled “Unrated by a NRSRO; Internally Rated by the Manager” shows the credit allocation of Unrated securities as determined by the Fund’s investment adviser, OppenheimerFunds, Inc. (the “Manager”). These internally rated securities are not rated by any nationally recognized statistical rating organization (NRSRO), such as Standard & Poor’s.
     The Manager determines the credit allocation of these securities using its own credit analysis to assign ratings using a rating scale or categories similar to that used by S&P. The Manager is not required to, and does not attempt to, employ the same credit analysis process, procedures or methodologies used by S&P or any other NRSRO in assigning a credit rating to an Unrated security. There can be no assurance, nor is it intended, that the Manager’s credit analysis process is consistent or comparable with the credit analysis process that would be used by S&P or any other NRSRO if it were to rate the same security. Securities rated investment-grade or above by the Manager may or may not be the equivalent to an investment grade or above rating assigned by an NRSRO. More information about the Manager’s internal credit analysis process for Unrated (or internally-rated) securities and securities ratings is contained in the Fund’s Prospectus and Statement of Additional Information.
     The second column below titled “NRSRO-Rated” shows the ratings by nationally recognized statistical rating organizations (NRSROs), such as Standard & Poor’s. For securities rated by an NRSRO other than S&P, the Manager converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used.
     The credit allocations below are as of January 31, 2012 and are subject to change. The percentages are based on total assets and the market value of the Fund’s securities as of January 31, 2012 and are subject to change; market value does not include cash. AAA, AA, A, and BBB are investment-grade ratings.

		Unrated by
		a NRSRO;
		Internally
		Rated by
	NRSRO-Rated	the Manager	Total
AAA	9.0%	0.0%	9.0%
AA	20.6	0.3	20.9
A	11.2	0.1	11.3
BBB	14.3	15.6	29.9
BB or lower	16.5	12.4	28.9

Total	71.6%	28.4%	100.0%

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BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
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     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, Troy Willis, Mark DeMitry, Michael Camarella, and Charles Pulire, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load general municipal debt funds. The Board noted that the Fund’s one-year, three-year, five-year and ten-year performance was below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load general municipal debt funds with comparable asset levels and distribution features. The Board noted that the Fund’s actual and contractual management fees and total expenses were lower than its peer group median and average.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the
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BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through September 30, 2012. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
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PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL-OPP (225-5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL-OPP (225-5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP
(225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
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OPPENHEIMER AMT-FREE MUNICIPALS

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., President and Principal Executive Officer
Daniel G. Loughran, Vice President
Scott S. Cottier, Vice President
Troy E. Willis, Vice President
Mark R. DeMitry, Vice President
Michael L. Camarella, Vice President
Charles S. Pulire, Vice President
Richard Stein, Vice President
Arthur S. Gabinet, Secretary and Chief Legal Officer
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the
Fund without examination of those records by the independent registered public accounting firm.
©2012 OppenheimerFunds, Inc. All rights reserved.
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PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
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PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL-OPP (225-5677).
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Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/31/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer AMT-Free Municipals

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:    3/13/2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:    3/13/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:    3/13/2012